UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-02896

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 15

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2019

Date of reporting period:	2/28/2019

Item 1 – Reports to Stockholders

PGIM SHORT DURATION HIGH YIELD INCOME FUND

(Formerly known as Prudential Short Duration High Yield Income Fund)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: To provide a high level of current income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such

PGIM Short Duration High Yield Income Fund	3

Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the

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financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

LR1094

- Not part of the Semiannual Report -

PGIM Short Duration High Yield Income Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration High Yield Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration High Yield Income Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM Short Duration High Yield Income Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	2.28	1.38	2.96	3.41 (10/26/12)
Class C	1.91	3.02	2.88	3.17 (10/26/12)
Class Z	2.40	5.17	3.93	4.23 (10/26/12)
Class R6**	2.43	5.22	N/A	4.40 (10/27/14)
Bloomberg Barclays US High Yield Ba/B Rated 1–5 Yr 1% Capped Index
	2.54	5.15	3.80	—
Lipper High Yield Funds Average
	1.43	3.03	3.30	—

Source: PGIM Investments LLC, Lipper Inc., and Bloomberg Barclays

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6*
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

*Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index—The Bloomberg Barclays US High Yield Ba/B Rated 1–5 Year 1% Capped Index (the Index) represents the performance of US short duration, higher-rated high yield bonds. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 4.65% and 4.01% for Class R6 shares.

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds universe for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class A, Class C, and Class Z shares is 4.46% and 3.55% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

PGIM Short Duration High Yield Income Fund	9

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
BBB	3.7
BB	41.8
B	41.2
CCC	8.5
CC	0.4
Not Rated	1.1
Cash/Cash Equivalents	3.3
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 2/28/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.24	5.01	4.93
Class C	0.21	4.43	4.37
Class Z	0.25	5.43	5.36
Class R6***	0.25	5.48	5.44

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Formerly known as Class Q shares.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM Short Duration High Yield Income Fund	11

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration High Yield Income Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,022.80	1.00%	$5.02
	Hypothetical	$1,000.00	$1,019.84	1.00%	$5.01
Class C	Actual	$1,000.00	$1,019.10	1.75%	$8.76
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75
Class Z	Actual	$1,000.00	$1,024.00	0.75%	$3.76
	Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76
Class R6**	Actual	$1,000.00	$1,024.30	0.70%	$3.51
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

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Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 94.9%

BANK LOANS 15.6%

Auto Manufacturers 0.4%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%	6.020	%(c)	11/06/24		9,875	$9,829,805

Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 2 Month EURIBOR + 2.000%	2.500	(c)	10/23/25	EUR	202	230,468

Chemicals 0.5%
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	6.583	(c)	06/26/25		12,935	12,821,819

Commercial Services 1.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.240	(c)	10/01/25		18,415	18,119,587
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%/PRIME + 2.500%	7.000	(c)	04/26/24		20,208	20,204,160

						38,323,747

Computers 1.1%
Everi Payments, Inc., New Term B Loan, 1 Month LIBOR + 3.000%	5.490	(c)	05/09/24		4,988	4,958,665
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.990	(c)	09/29/25		6,525	6,598,406
Term B USD Loan, 1 Month LIBOR + 3.750%	6.240	(c)	09/30/24		17,860	17,888,209

						29,445,280

Electric 0.1%
NRG Energy, Inc., Term Loan, 1 Month LIBOR + 1.750%	4.240	(c)	06/30/23		1,995	1,984,633

Engineering & Construction 0.5%
StandardAero Aviation Holdings, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	6.240	(c)	07/07/22		12,535	12,503,619

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Foods 0.9%
JBS USA Lux SA, Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.197	%(c)	10/30/22	19,404	$19,331,701
Shearer’s Foods LLC, First Lien Term Loan, 1 Month LIBOR + 4.250%	6.740	(c)	06/30/21	3,524	3,478,046

					22,809,747

Insurance 0.6%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	5.490	(c)	11/03/23	5,984	5,982,563
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	8.990	(c)	08/04/25	8,500	8,631,045

					14,613,608

Internet 0.3%
Symantec Corp., Term A-5 Loan, 1 Month LIBOR + 1.750%	4.240	(c)	08/01/21	6,838	6,794,872

Media 0.6%
Quebecor Media, Inc. (Canada), Facility B-1 Tranche, 3 Month LIBOR + 2.250%	4.930	(c)	08/17/20	8,588	8,545,382
Radiate HoldCo LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	5.490	(c)	02/01/24	6,467	6,428,978

					14,974,360

Mining 0.4%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.240	(c)	02/27/23	9,893	9,911,817

Oil & Gas 0.1%
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	6.300	(c)	07/29/21	3,350	3,266,250

See Notes to Financial Statements.

14

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Pharmaceuticals 0.7%
NVA Holdings, Inc., Term B-3 Loan (First Lien), 1 Month LIBOR + 2.750%	5.240	%(c)	02/02/25	9,859	$9,619,053
PharMerica Corp., Initial Term Loan (First Lien), 1 Month LIBOR + 3.500%^	5.980	(c)	12/06/24	9,247	9,235,110

					18,854,163

Retail 1.0%
CEC Entertainment, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.250%	5.740	(c)	02/15/21	10,770	10,496,303
Sally Holdings LLC, Term B-2 Loan^	4.500		07/05/24	16,929	16,336,485

					26,832,788

Software 4.3%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	7.050	(c)	10/02/25	17,925	17,810,925
Dun & Bradstreet Corp., Initial Term Loan, 1 Month LIBOR + 5.000%	7.480	(c)	02/06/26	9,075	9,086,344
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	9.335	(c)	07/12/23	5,812	5,805,234
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	6.300	(c)	06/13/24	7,231	7,159,676
First Data Corp.,
2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.490	(c)	07/08/22	11,656	11,641,418
2024A New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.490	(c)	04/26/24	21,885	21,856,221
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.240	(c)	02/01/22	18,616	18,604,694
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.740	(c)	08/05/22	18,000	17,995,085

					109,959,597

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 2.6%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	5.880	%(c)	05/27/24	9,628	$8,472,770
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, 1 Month LIBOR + 3.750%	6.230	(c)	11/27/23	4,000	3,992,500
Tranche B-5 Term Loan	6.630		01/02/24	16,475	16,680,938
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%^	5.000	(c)	02/02/24	5,000	4,931,250
West Corp., Initial Term B Loan, 1 - 3 Month LIBOR + 4.000%	6.560	(c)	10/10/24	10,303	9,744,922
Xplornet Communications, Inc. (Canada), New Term B Loan, 3 Month LIBOR + 4.000%^	6.800	(c)	09/09/21	22,331	22,302,454

					66,124,834

TOTAL BANK LOANS (cost $399,392,593)					399,281,407

CORPORATE BONDS 79.0%

Advertising 1.0%
Clear Channel International BV, Gtd. Notes, 144A(a)	8.750		12/15/20	10,000	10,237,500
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.625		02/15/24	16,245	16,630,819

					26,868,319

Aerospace & Defense 2.6%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500		12/01/24	24,700	25,132,250
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	28,550	31,405,000
TransDigm, Inc., Gtd. Notes	6.000		07/15/22	10,225	10,414,162

					66,951,412

Agriculture 0.1%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	1,550	1,371,750

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250%	04/01/25	300	$299,280
Gtd. Notes	7.750	11/15/19	2,370	2,426,596

				2,725,876

Banks 0.6%
CIT Group, Inc., Sr. Unsec’d. Notes(a)	5.250	03/07/25	2,100	2,199,750
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,426,563

				14,626,313

Building Materials 2.5%
Griffon Corp., Gtd. Notes	5.250	03/01/22	32,793	32,383,087
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	7,495	7,607,425
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	2,000	2,050,000
Gtd. Notes	8.500	04/15/22	3,550	3,709,750
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	18,628	18,348,580

				64,098,842

Chemicals 3.6%
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	31,608	32,794,880
Gtd. Notes	7.000	05/15/25	3,585	3,737,363
Hexion, Inc., Sr. Sec’d. Notes, 144A(a)	10.375	02/01/22	1,795	1,521,263
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	19,350	18,734,670
Sr. Unsec’d. Notes, 144A(a)	5.250	08/01/23	11,369	11,255,310
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	12,592	13,091,902

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500%	11/14/22	2,000	$1,990,452
TPC Group, Inc., Sr. Sec’d. Notes, 144A(a)	8.750	12/15/20	7,863	7,705,740

				90,831,580

Commercial Services 1.5%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	11,020	11,901,600
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	25,864	25,799,340
United Rentals North America, Inc., Gtd. Notes	4.625	10/15/25	1,625	1,580,313

				39,281,253

Computers 1.4%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	11,520	11,747,105
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,609,234
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20	6,100	6,039,919
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	3,400	3,400,000
NCR Corp.,
Gtd. Notes(a)	4.625	02/15/21	3,500	3,482,500
Gtd. Notes	5.000	07/15/22	1,320	1,319,855
Gtd. Notes(a)	6.375	12/15/23	1,055	1,070,266

				35,668,879

Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	2,630	2,577,400
Gtd. Notes	7.000	06/15/23	4,865	4,810,269

				7,387,669

Diversified Financial Services 2.2%
Alliance Data Systems Corp.,
Gtd. Notes, 144A(a)	5.375	08/01/22	15,825	16,062,375

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Alliance Data Systems Corp., (cont’d.)
Gtd. Notes, 144A, MTN	5.875%		11/01/21	3,000	$3,052,500
Lions Gate Capital Holdings LLC, Gtd. Notes, 144A	6.375		02/01/24	11,630	11,920,750
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	8.125		07/15/23	20,100	20,451,750
Navient Corp.,
Sr. Unsec’d. Notes(a)	6.500		06/15/22	3,400	3,493,500
Sr. Unsec’d. Notes, MTN	8.000		03/25/20	150	156,650
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750		06/15/22	1,125	1,154,115

					56,291,640

Electric 1.9%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(a)	5.875		01/15/24	2,375	2,422,500
Sr. Unsec’d. Notes(a)	5.375		01/15/23	17,065	16,894,350
Sr. Unsec’d. Notes(a)	5.500		02/01/24	12,034	11,582,725
Sr. Unsec’d. Notes	5.750		01/15/25	2,500	2,393,750
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%(a)	9.392	(c)	12/01/23	3,305	3,280,483
NRG Energy, Inc., Gtd. Notes(a)	6.250		05/01/24	1,997	2,066,895
Vistra Energy Corp., Gtd. Notes	7.625		11/01/24	10,164	10,799,250

					49,439,953

Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625		11/01/24	1,100	1,155,000

Engineering & Construction 0.3%
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A(a)	10.000		07/15/23	6,160	6,637,400

Entertainment 3.4%
AMC Entertainment Holdings, Inc., Gtd. Notes(a)	5.750		06/15/25	6,450	5,950,125
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250		10/15/25	5,000	4,743,750

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000%		03/15/22		14,450	$14,757,063
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250		02/15/22		6,775	7,079,875
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875		02/01/24		8,486	8,889,085
National CineMedia LLC, Sr. Sec’d. Notes	6.000		04/15/22		9,536	9,642,326
Scientific Games International, Inc.,
Gtd. Notes	6.250		09/01/20		3,897	3,897,000
Gtd. Notes(a)	6.625		05/15/21		9,838	9,936,380
Gtd. Notes(a)	10.000		12/01/22		21,515	22,617,644

						87,513,248

Foods 0.2%
B&G Foods, Inc., Gtd. Notes(a)	4.625		06/01/21		5,400	5,391,563
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	5.178	(c)	07/15/20	GBP	382	505,608

						5,897,171

Forest Products & Paper 0.1%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750		12/01/22		1,849	1,922,960

Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500		05/20/25		2,150	2,128,500
Sr. Unsec’d. Notes(a)	5.625		05/20/24		1,550	1,565,500
Rockpoint Gas Storage Canada Ltd. (Canada), Sr. Sec’d. Notes, 144A(a)	7.000		03/31/23		6,270	6,136,763

						9,830,763

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.1%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	2,500	$2,025,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875	04/15/20	1,060	1,054,806

				3,079,806

Healthcare-Services 4.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	1,510	1,487,350
Gtd. Notes	6.500	03/01/24	9,000	8,955,000
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	8.125	06/30/24	13,896	11,672,640
Sr. Sec’d. Notes(a)	6.250	03/31/23	5,250	5,053,125
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	1,650	1,711,364
Gtd. Notes	5.875	05/01/23	1,000	1,057,500
Gtd. Notes	7.500	02/15/22	3,000	3,288,750
Gtd. Notes(a)	7.500	12/15/23	3,000	3,322,500
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	4,580	4,631,525
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	6,619	6,823,775
Select Medical Corp., Gtd. Notes	6.375	06/01/21	6,950	6,976,062
Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	8.875	04/15/21	10,400	10,582,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	7,725	7,705,687
Sr. Sec’d. Notes	4.750	06/01/20	5,850	5,915,813
Sr. Unsec’d. Notes(a)	6.750	06/15/23	12,800	13,120,000
Sr. Unsec’d. Notes(a)	8.125	04/01/22	21,448	22,895,740

				115,198,831

Home Builders 7.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.875	02/15/21	14,206	13,637,760
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	25,193	26,169,229
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	3,213	3,221,033

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A(a)	6.125%	07/01/22	11,346	$11,303,452
KB Home,
Gtd. Notes	7.000	12/15/21	2,770	2,929,275
Gtd. Notes	7.500	09/15/22	5,345	5,812,687
Gtd. Notes(a)	7.625	05/15/23	4,871	5,224,148
Lennar Corp.,
Gtd. Notes	4.125	01/15/22	8,200	8,159,000
Gtd. Notes	4.875	12/15/23	3,350	3,400,250
Gtd. Notes	6.250	12/15/21	1,382	1,445,918
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	10,175	10,327,625
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	5,893	5,848,802
Meritage Homes Corp., Gtd. Notes	7.000	04/01/22	2,295	2,452,781
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,310	9,491,592
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	5.875	04/01/23	2,325	2,237,813
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	6,450	6,651,562
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.250	04/15/21	13,123	13,139,404
Gtd. Notes, 144A	5.625	03/01/24	9,498	9,379,275
Gtd. Notes, 144A	5.875	04/15/23	6,170	6,154,575
TRI Pointe Group, Inc., Gtd. Notes(a)	4.875	07/01/21	8,395	8,374,012
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	2,350	2,347,063
William Lyon Homes, Inc.,
Gtd. Notes	6.000	09/01/23	14,800	13,764,000
Gtd. Notes	7.000	08/15/22	6,700	6,716,750

				178,188,006

Home Furnishings 0.5%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.625	10/15/23	12,186	12,307,860

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	6.000%	10/15/23	2,988	$3,077,640

Internet 0.9%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes(a)	6.000	04/01/23	22,345	22,624,313

Iron/Steel 0.9%
AK Steel Corp., Sr. Sec’d. Notes(a)	7.500	07/15/23	9,825	10,118,768
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	01/15/24	12,092	12,061,770

				22,180,538

Lodging 1.0%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	9,610	10,354,775
Sr. Sec’d. Notes, 144A	6.750	11/15/21	12,200	12,566,000
MGM Resorts International, Gtd. Notes	6.000	03/15/23	3,600	3,766,500

				26,687,275

Machinery-Diversified 0.4%
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	8,810	9,382,650

Media 13.8%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	5.125	02/15/23	3,575	3,633,094
Sr. Unsec’d. Notes(a)	5.250	09/30/22	21,560	21,977,725
Sr. Unsec’d. Notes	5.750	01/15/24	1,000	1,024,375
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/23	24,372	24,800,947
Sr. Unsec’d. Notes, 144A(a)	5.875	04/01/24	13,500	14,056,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(a)	6.500	11/15/22	13,440	13,725,600
Gtd. Notes, Series A	7.625	03/15/20	5,470	5,472,735
Gtd. Notes, Series B(a)	6.500	11/15/22	10,868	11,112,530
Sr. Sub. Notes, 144A	9.250	02/15/24	20,250	21,237,187
CSC Holdings LLC, Sr. Sec’d. Notes, 144A(a)	5.375	07/15/23	13,727	14,107,238

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	5.125%	12/15/21	50,336	$50,494,055
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	4,402	4,415,822
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	22,757	22,927,677
Gtd. Notes(a)	5.875	07/15/22	3,242	3,096,110
Gtd. Notes(a)	6.750	06/01/21	7,524	7,693,290
Gray Television, Inc., Gtd. Notes, 144A	5.125	10/15/24	542	539,968
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	18,535	18,488,662
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	7,575	7,906,103
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	6,155	6,108,838
Gtd. Notes, 144A(a)	6.125	02/15/22	3,950	4,009,250
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	3,525	3,651,680
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	600	564,000
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	4,335	4,204,950
Sinclair Television Group, Inc.,
Gtd. Notes	5.375	04/01/21	18,470	18,493,087
Gtd. Notes(a)	6.125	10/01/22	9,443	9,652,635
Gtd. Notes, 144A(a)	5.625	08/01/24	6,860	6,920,025
TEGNA, Inc.,
Gtd. Notes	6.375	10/15/23	7,663	7,912,048
Gtd. Notes, 144A(a)	4.875	09/15/21	11,887	11,946,435
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	9,910	8,993,325
Sr. Sec’d. Notes, 144A	6.750	09/15/22	23,757	23,905,481

				353,071,747

Metal Fabricate/Hardware 1.0%
Novelis Corp., Gtd. Notes, 144A	6.250	08/15/24	6,716	6,766,370
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	16,975	18,073,283

				24,839,653

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 2.3%
Constellium NV, Gtd. Notes, 144A(a)	6.625%	03/01/25	5,630	$5,672,225
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.000	02/15/21	13,700	13,926,050
Sr. Unsec’d. Notes, 144A(a)	7.250	05/15/22	7,026	7,069,912
Freeport-McMoRan, Inc.,
Gtd. Notes(a)	3.875	03/15/23	11,605	11,436,495
Gtd. Notes(a)	4.550	11/14/24	7,085	7,014,150
Gtd. Notes(a)	6.875	02/15/23	4,265	4,504,906
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	4,000	3,980,000
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	1,175	1,078,063
New Gold, Inc. (Canada), Gtd. Notes, 144A(a)	6.250	11/15/22	3,635	3,221,519

				57,903,320

Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	11/01/24	850	813,875

Oil & Gas 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	10,925	3,468,688
Antero Resources Corp.,
Gtd. Notes	5.125	12/01/22	300	300,480
Gtd. Notes	5.375	11/01/21	3,400	3,412,750
Gtd. Notes(a)	5.625	06/01/23	11,415	11,443,537
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	25,464	27,437,460
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	28,177	28,916,646
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	17,149	17,320,490
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	1,150	1,160,063
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,808,750

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375%	01/30/23	23,022	$21,007,575
Gtd. Notes, 144A	7.000	03/31/24	1,325	1,212,375
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	8,825	8,527,156
Gtd. Notes	5.875	07/01/22	4,124	4,165,240
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	4.875	01/15/23	13,475	13,643,437
WPX Energy, Inc.,
Sr. Unsec’d. Notes	6.000	01/15/22	4,000	4,130,000
Sr. Unsec’d. Notes	8.250	08/01/23	2,000	2,242,500

				155,197,147

Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23	3,875	3,875,000

Packaging & Containers 1.1%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%	7.125	09/15/23	9,950	9,974,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A(a)	4.250	09/15/22	6,100	6,089,020
Sr. Sec’d. Notes, 144A	4.625	05/15/23	2,500	2,518,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20	9,689	9,708,517
Sr. Sec’d. Notes, 144A	5.125	07/15/23	1,000	1,000,000

				29,291,162

Pharmaceuticals 0.2%
Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22	2,575	2,668,344
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	3,300	2,720,437

				5,388,781

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate 0.3%
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375%	03/15/25	2,250	$2,221,875
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	50	46,500
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875	06/01/23	5,000	4,525,000

				6,793,375

Real Estate Investment Trusts (REITs) 1.2%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23	2,130	2,211,877
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	6,110	6,197,831
SBA Communications Corp., Sr. Unsec’d. Notes(a)	4.000	10/01/22	18,915	18,725,850
VICI Properties 1 LLC/VICI FC, Inc., Sec’d. Notes(a)	8.000	10/15/23	2,730	2,982,525

				30,118,083

Retail 4.8%
Beacon Roofing Supply, Inc., Gtd. Notes(a)	6.375	10/01/23	4,415	4,558,488
Brinker International, Inc., Gtd. Notes, 144A	5.000	10/01/24	1,000	962,500
Carvana Co., Gtd. Notes, 144A(a)	8.875	10/01/23	15,700	15,229,000
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	7,100	6,443,250
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	6,075	5,437,125
Sr. Unsec’d. Notes	6.500	05/01/21	1,725	1,543,875
Sr. Unsec’d. Notes	6.750	01/15/22	3,000	2,670,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	3,025	2,344,375
Sr. Unsec’d. Notes(a)	8.625	06/15/20	9,025	6,994,375
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	8,375	8,626,250
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	4,600	4,623,000
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	1,836	1,836,000

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
L Brands, Inc.,
Gtd. Notes(a)	5.625%		10/15/23		22,676	$22,505,930
Gtd. Notes	6.625		04/01/21		8,325	8,658,000
PetSmart, Inc., Gtd. Notes, 144A	7.125		03/15/23		11,200	7,588,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125		04/01/23		16,307	13,901,717
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500		11/01/23		825	833,250
Gtd. Notes(a)	5.625		12/01/25		221	216,856
Stonegate Pub Co. Financing PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	4.875		03/15/22	GBP	3,400	4,413,078
Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.375%	5.276	(c)	03/15/22	GBP	1,875	2,453,080

						121,838,149

Software 3.3%
First Data Corp., Sec’d. Notes, 144A(a)	5.750		01/15/24		6,155	6,336,265
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%(a)	7.125		05/01/21		8,705	8,739,820
Infor US, Inc., Gtd. Notes(a)	6.500		05/15/22		19,580	19,967,096
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125		07/15/23		8,572	8,680,179
RP Crown Parent LLC, Gtd. Notes, 144A	7.375		10/15/24		4,895	5,017,375
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375		12/01/21		32,445	34,472,812

						83,213,547

Telecommunications 5.3%
Anixter, Inc., Gtd. Notes	5.500		03/01/23		3,200	3,308,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S(a)	6.450		06/15/21		29,250	30,381,975
Sr. Unsec’d. Notes, Series Y(a)	7.500		04/01/24		3,365	3,559,539
CommScope Finance LLC,
First Lien, 144A	5.500		03/01/24		5,000	5,089,750

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
CommScope Finance LLC, (cont’d.)
First Lien, 144A	6.000%	03/01/26	3,025	$3,093,063
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	7,078	6,671,015
CommScope, Inc., Gtd. Notes, 144A(a)	5.500	06/15/24	9,069	8,706,240
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	800	874,000
Level 3 Financing, Inc.,
Gtd. Notes	5.375	08/15/22	1,520	1,529,500
Gtd. Notes	5.625	02/01/23	3,475	3,501,062
Gtd. Notes	6.125	01/15/21	22,647	22,738,720
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	7,080	7,327,800
Sprint Communications, Inc., Sr. Unsec’d. Notes	6.000	11/15/22	6,000	6,087,000
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	11,720	12,379,250
Gtd. Notes	7.875	09/15/23	14,230	15,229,800
T-Mobile USA, Inc., Gtd. Notes(a)	6.375	03/01/25	4,725	4,916,953

				135,393,667

Textiles 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	1,625	1,577,063

Transportation 0.6%
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	4,000	3,990,000
Gtd. Notes, 144A	6.500	06/15/22	1,301	1,323,767
Sr. Unsec’d. Notes, 144A	6.750	08/15/24	10,475	10,541,726

				15,855,493

Trucking & Leasing 1.2%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	8,600	8,686,000
Gtd. Notes, 144A	5.500	01/15/23	6,125	6,279,350

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing (cont’d.)
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500%	03/15/23	850	$843,625
Gtd. Notes, 144A(a)	5.250	08/15/22	14,069	14,402,576
Gtd. Notes, 144A	5.500	02/15/24	1,525	1,576,469

				31,788,020

TOTAL CORPORATE BONDS (cost $2,033,595,950)				2,018,185,029

SOVEREIGN BOND 0.1%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes (cost $1,141,794)(a)	10.750	03/28/22	1,080	1,175,796

			Shares

COMMON STOCK 0.2%

Electric Utilities
GenOn Holdings, Inc. (Class A)*^ (cost $4,444,599)			41,316	5,784,232

TOTAL LONG-TERM INVESTMENTS (cost $2,438,574,936)				2,424,426,464

SHORT-TERM INVESTMENTS 22.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)			121,292,651	121,292,651
PGIM Institutional Money Market Fund (cost $443,935,219; includes $443,077,530 of cash collateral for securities on loan)(b)(w)			443,931,097	444,064,276

TOTAL SHORT-TERM INVESTMENTS (cost $565,227,870)				565,356,927

TOTAL INVESTMENTS 117.0% (cost $3,003,802,806)				2,989,783,391
Liabilities in excess of other assets(z) (17.0)%				(434,410,647)

NET ASSETS 100.0%				$2,555,372,744

See Notes to Financial Statements.

30

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

PIK—Payment-in-Kind

REIT(s)—Real Estate Investment Trust(s)

EUR—Euro

GBP—British Pound

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $71,411,350 and 2.8% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $433,055,697; cash collateral of $443,077,530 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
992	2 Year U.S. Treasury Notes	Jun. 2019	$210,497,750	$(149,500)
216	5 Year U.S. Treasury Notes	Jun. 2019	24,745,500	(34,608)
466	10 Year U.S. Treasury Notes	Jun. 2019	56,852,000	(197,796)
4	20 Year U.S. Treasury Bonds	Jun. 2019	577,875	(3,694)
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	319,188	(3,792)

				(389,390)

	Short Positions:
15	5 Year Euro-Bobl	Jun. 2019	2,253,003	2,204
18	10 Year U.K. Gilt	Jun. 2019	3,003,143	24,874

				27,078

				$(362,312)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Forward foreign currency exchange contracts outstanding at February 28, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/19	Citibank, N.A.	GBP	4,604	$5,991,857	$6,107,561	$115,704	$—
Euro,
Expiring 03/04/19	Citibank, N.A.	EUR	6,798	7,711,558	7,735,279	23,721	—

				$13,703,415	$13,842,840	139,425	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/04/19	UBS AG	GBP	4,604	$6,065,260	$6,107,561	$—	$(42,301)
Expiring 04/02/19	Citibank, N.A.	GBP	4,604	6,001,171	6,117,069	—	(115,898)
Euro,
Expiring 03/04/19	Citibank, N.A.	EUR	6,798	7,781,286	7,735,279	46,007	—
Expiring 04/02/19	Citibank, N.A.	EUR	6,798	7,730,828	7,754,922	—	(24,094)

				$27,578,545	$27,714,831	46,007	(182,293)

						$185,432	$(182,293)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$1,675,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

32

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$333,654,289	$65,627,118
Corporate Bonds	—	2,018,185,029	—
Sovereign Bond	—	1,175,796	—
Common Stock	—	—	5,784,232
Affiliated Mutual Funds	565,356,927	—	—
Other Financial Instruments*
Futures Contracts	(362,312)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	3,139	—

Total	$564,994,615	$2,353,018,253	$71,411,350

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Common Stocks
Balance as of 08/31/18	$26,094,669	$—
Realized gain (loss)	333	—
Change in unrealized appreciation (depreciation)	71,417	1,339,633
Purchases/Exchanges/Issuances	30,101,926	4,444,599
Sales/Paydowns	(124,800)	—
Accrued discount/premium	673	—
Transfers into of Level 3	13,036,400	—
Transfers out of Level 3	(3,553,500)	—

Balance as of 02/28/19	$65,627,118	$5,784,232

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$71,417	$1,339,633

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of February 28, 2019	Valuation Methodology	Unobservable Inputs
Bank Loans	$65,627,118	Market Approach	Single Broker Indicative Quote
Common Stocks	5,784,232	Market Approach	Single Broker Indicative Quote

	$71,411,350

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	33

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$3,553,500	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Bank Loans	$13,036,400	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2019 were as follows:

Affiliated Mutual Funds (17.3% represents investments purchased with collateral from securities on loan)	22.1%
Media	14.4
Telecommunications	7.9
Software	7.6
Home Builders	7.0
Oil & Gas	6.2
Retail	5.8
Healthcare-Services	4.5
Chemicals	4.1
Entertainment	3.4
Commercial Services	3.0
Mining	2.7
Aerospace & Defense	2.6
Computers	2.5
Building Materials	2.5
Diversified Financial Services	2.2
Electric	2.0
Trucking & Leasing	1.2
Real Estate Investment Trusts (REITs)	1.2
Internet	1.2
Packaging & Containers	1.1
Foods	1.1
Advertising	1.0
Lodging	1.0
Metal Fabricate/Hardware	1.0
Pharmaceuticals	0.9
Iron/Steel	0.9
Engineering & Construction	0.8
Transportation	0.6%
Banks	0.6
Insurance	0.6
Home Furnishings	0.5
Gas	0.4
Auto Manufacturers	0.4
Machinery-Diversified	0.4
Distribution/Wholesale	0.3
Real Estate	0.3
Electric Utilities	0.2
Oil & Gas Services	0.1
Healthcare-Products	0.1
Housewares	0.1
Auto Parts & Equipment	0.1
Forest Products & Paper	0.1
Textiles	0.1
Agriculture	0.1
Sovereign Bond	0.1
Electronics	0.0 *
Miscellaneous Manufacturing	0.0 *
Beverages	0.0 *

117.0
Liabilities in excess of other assets	(17.0)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

34

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2019 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$185,432		Unrealized depreciation on OTC forward foreign currency exchange contracts	$182,293
Interest rate contracts	Due from/to broker— variation margin futures	27,078	*	Due from/to broker— variation margin futures	389,390	*

		$212,510			$571,683

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$378,367
Interest rate contracts	1,462,158	—

Total	$1,462,158	$378,367

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	35

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$(282,061)
Interest rate contracts	(357,102)	—

Total	$(357,102)	$(282,061)

For the six months ended February 28, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts—Purchased(2)
$228,672,224	$5,729,293	$20,671,064

Forward Foreign Currency Exchange Contracts—Sold(2)
$38,933,621

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$433,055,697	$(433,055,697)	$—

See Notes to Financial Statements.

36

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Citibank, N.A.	$185,432	$(139,992)	$45,440	$—	$45,440
UBS AG	—	(42,301)	(42,301)	—	(42,301)

	$185,432	$(182,293)	$3,139	$—	$3,139

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	37

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value, including securities on loan of $433,055,697:
Unaffiliated investments (cost $2,438,574,936)	$2,424,426,464
Affiliated investments (cost $565,227,870)	565,356,927
Cash	509,980
Foreign currency, at value (cost $6,229,878)	6,249,691
Dividends and interest receivable	38,716,774
Receivable for investments sold	16,458,304
Receivable for Fund shares sold	10,695,836
Deposit with broker for centrally cleared/exchange-traded derivatives	1,675,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	185,432
Prepaid expenses	9,908

Total Assets	3,064,284,316

Liabilities
Payable to broker for collateral for securities on loan	443,077,530
Payable for investments purchased	51,434,376
Payable for Fund shares reacquired	10,143,484
Management fee payable	1,203,789
Dividends payable	1,192,259
Accrued expenses and other liabilities	1,164,228
Distribution fee payable	293,872
Due to broker—variation margin futures	218,725
Unrealized depreciation on OTC forward foreign currency exchange contracts	182,293
Affiliated transfer agent fee payable	1,016

Total Liabilities	508,911,572

Net Assets	$2,555,372,744

Net assets were comprised of:
Common stock, at par	$2,881,888
Paid-in capital in excess of par	2,717,156,933
Total distributable earnings (loss)	(164,666,077)

Net assets, February 28, 2019	$2,555,372,744

See Notes to Financial Statements.

38

Class A
Net asset value and redemption price per share, ($242,816,823 ÷ 27,390,025 shares of common stock issued and outstanding)	$8.87
Maximum sales charge (3.25% of offering price)	0.30

Maximum offering price to public	$9.17

Class C
Net asset value, offering price and redemption price per share,
($324,900,638 ÷ 36,651,650 shares of common stock issued and outstanding)	$8.86

Class Z
Net asset value, offering price and redemption price per share,
($1,830,725,466 ÷ 206,454,822 shares of common stock issued and outstanding)	$8.87

Class R6
Net asset value, offering price and redemption price per share,
($156,929,817 ÷ 17,692,308 shares of common stock issued and outstanding)	$8.87

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	39

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Income
Interest income (net of $182 foreign withholding tax)	$70,180,205
Affiliated dividend income	1,024,933
Income from securities lending, net (including affiliated income of $364,040)	655,020

Total income	71,860,158

Expenses
Management fee	8,149,239
Distribution fee(a)	1,914,136
Transfer agent’s fees and expenses (including affiliated expense of $2,825)(a)	1,035,595
Custodian and accounting fees	107,496
Registration fees(a)	74,873
Shareholders’ reports	62,386
Directors’ fees	23,229
Audit fee	20,395
SEC registration fees	19,274
Legal fees and expenses	14,686
Miscellaneous	22,211

Total expenses	11,443,520
Less: Fee waiver and/or expense reimbursement(a)	(781,446)

Net expenses	10,662,074

Net investment income (loss)	61,198,084

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(11,488))	(642,899)
Futures transactions	1,462,158
Forward currency contract transactions	378,367
Foreign currency transactions	90,735

1,288,361

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $91,655)	(5,148,978)
Futures	(357,102)
Forward currency contracts	(282,061)
Foreign currencies	(26,968)

(5,815,109)

Net gain (loss) on investment and foreign currency transactions	(4,526,748)

Net Increase (Decrease) In Net Assets Resulting From Operations	$56,671,336

See Notes to Financial Statements.

40

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	311,996	1,602,140	—	—
Transfer agent’s fees and expenses	126,993	132,906	775,400	296
Registration fees	15,219	13,978	34,540	11,136
Fee waiver and/or expense reimbursement	(103,811)	(97,745)	(556,027)	(23,863)

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	41

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)		$61,198,084	$109,937,229
Net realized gain (loss) on investment and foreign currency transactions		1,288,361	(5,957,898)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies		(5,815,109)	(20,313,872)

Net increase (decrease) in net assets resulting from operations		56,671,336	83,665,459

Dividends and Distributions
Distributions from distributable earnings*
Class A		(6,909,608)	—
Class C		(7,678,280)	—
Class Z		(47,710,997)	—
Class R6		(3,646,847)	—

		(65,945,732)	—

Tax return of capital distributions
Class A		—	(718,848)
Class C		—	(721,146)
Class Z		—	(3,759,002)
Class R6		—	(215,926)

		—	(5,414,922)

Dividends from net investment income*
Class A			(15,695,003)
Class C			(15,745,175)
Class Z			(82,072,392)
Class R6			(4,714,436)

		*	(118,227,006)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold		789,933,558	881,202,898
Net asset value of shares issued in reinvestment of dividends and distributions		57,646,535	101,932,229
Cost of shares reacquired		(567,045,546)	(1,061,794,781)

Net increase (decrease) in net assets from Fund share transactions		280,534,547	(78,659,654)

Total increase (decrease)		271,260,151	(118,636,123)

Net Assets:
Beginning of period		2,284,112,593	2,402,748,716

End of period(a)		$2,555,372,744	$2,284,112,593

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$(992,319)

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

42

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Company consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM Short Duration High Yield Income Fund (the “Fund”).

The investment objective of the Fund is to provide a high level of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of

PGIM Short Duration High Yield Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income

44

approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

PGIM Short Duration High Yield Income Fund	45

Notes to Financial Statements (unaudited) (continued)

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign

46

currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial

PGIM Short Duration High Yield Income Fund	47

Notes to Financial Statements (unaudited) (continued)

institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other

48

securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

PGIM Short Duration High Yield Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and

50

bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $2 billion and 0.675% of the average daily net assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.70% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.00% of average daily net assets for Class A shares, 1.75% of average daily net assets for Class C shares, 0.75% of average daily net assets for Class Z shares, and 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

PGIM Short Duration High Yield Income Fund	51

Notes to Financial Statements (unaudited) (continued)

The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

PIMS has advised the Fund that it received $328,227 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $14,580 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios

52

2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $792,907,157 and $531,923,622, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2019, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$74,054,732	$537,404,814	$490,166,895	$—	$—	$121,292,651	121,292,651	$1,024,933
PGIM Institutional Money Market Fund*
495,904,850	513,433,214	565,353,955	91,655	(11,488)	444,064,276	443,931,097	364,040	**

$569,959,582	$1,050,838,028	$1,055,520,850	$91,655	$(11,488)	$565,356,927		$1,388,973

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2019 were as follows:

Tax Basis	$3,017,055,658

Gross Unrealized Appreciation	23,291,285
Gross Unrealized Depreciation	(50,922,725)

Net Unrealized Depreciation	$(27,631,440)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2018 of approximately $134,256,000 which can be carried forward for an unlimited period.

PGIM Short Duration High Yield Income Fund	53

Notes to Financial Statements (unaudited) (continued)

No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Fund elected to treat certain late year losses of approximately $65,000 as having been incurred in the following fiscal year (August 31, 2019).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, with a par value of $0.01 per share. Of the Company’s authorized capital stock, 1,185 billion authorized shares have been allocated to the Fund and divided into five classes, designated Class A, Class C, Class R6, Class Z and Class T common stock, each of which consists of 160 million, 100 million, 150 million, 700 million and 75 million authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned and 1,980,757 Class R6 shares of the Fund. At reporting period end, eight shareholders of record, each holding greater than 5% of the Fund, held 74% of the Fund’s outstanding shares.

54

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	4,897,635	$42,989,340
Shares issued in reinvestment of dividends and distributions	739,172	6,482,647
Shares reacquired	(6,965,335)	(60,855,718)

Net increase (decrease) in shares outstanding before conversion	(1,328,528)	(11,383,731)
Shares issued upon conversion from other share class(es)	391,663	3,441,407
Shares reacquired upon conversion into other share class(es)	(2,394,474)	(21,107,437)

Net increase (decrease) in shares outstanding	(3,331,339)	$(29,049,761)

Year ended August 31, 2018:
Shares sold	8,429,647	$75,415,197
Shares issued in reinvestment of dividends and distributions	1,736,593	15,528,712
Shares reacquired	(16,356,242)	(146,548,672)

Net increase (decrease) in shares outstanding before conversion	(6,190,002)	(55,604,763)
Shares issued upon conversion from other share class(es)	694,329	6,206,627
Shares reacquired upon conversion into other share class(es)	(3,589,822)	(32,068,644)

Net increase (decrease) in shares outstanding	(9,085,495)	$(81,466,780)

Class C
Six months ended February 28, 2019:
Shares sold	3,755,664	$32,920,929
Shares issued in reinvestment of dividends and distributions	801,654	7,029,235
Shares reacquired	(4,695,834)	(41,109,577)

Net increase (decrease) in shares outstanding before conversion	(138,516)	(1,159,413)
Shares reacquired upon conversion into other share class(es)	(774,692)	(6,811,579)

Net increase (decrease) in shares outstanding	(913,208)	$(7,970,992)

Year ended August 31, 2018:
Shares sold	6,948,165	$62,231,411
Shares issued in reinvestment of dividends and distributions	1,614,952	14,435,461
Shares reacquired	(10,734,529)	(96,006,947)

Net increase (decrease) in shares outstanding before conversion	(2,171,412)	(19,340,075)
Shares reacquired upon conversion into other share class(es)	(1,603,212)	(14,374,275)

Net increase (decrease) in shares outstanding	(3,774,624)	$(33,714,350)

Class Z
Six months ended February 28, 2019:
Shares sold	72,595,445	$637,557,807
Shares issued in reinvestment of dividends and distributions	4,814,414	42,227,803
Shares reacquired	(49,289,594)	(430,697,451)

Net increase (decrease) in shares outstanding before conversion	28,120,265	249,088,159
Shares issued upon conversion from other share class(es)	3,062,638	26,988,377
Shares reacquired upon conversion into other share class(es)	(314,350)	(2,761,812)

Net increase (decrease) in shares outstanding	30,868,553	$273,314,724

Year ended August 31, 2018:
Shares sold	75,528,215	$675,650,511
Shares issued in reinvestment of dividends and distributions	7,779,964	69,552,364
Shares reacquired	(82,452,080)	(738,142,728)

Net increase (decrease) in shares outstanding before conversion	856,099	7,060,147
Shares issued upon conversion from other share class(es)	5,076,870	45,399,311
Shares reacquired upon conversion into other share class(es)	(7,979,711)	(71,238,497)

Net increase (decrease) in shares outstanding	(2,046,742)	$(18,779,039)

PGIM Short Duration High Yield Income Fund	55

Notes to Financial Statements (unaudited) (continued)

Class R6	Shares	Amount
Six months ended February 28, 2019:
Shares sold	8,764,846	$76,465,482
Shares issued in reinvestment of dividends and distributions	217,172	1,906,850
Shares reacquired	(3,940,517)	(34,382,800)

Net increase (decrease) in shares outstanding before conversion	5,041,501	43,989,532
Shares issued upon conversion from other share class(es)	28,712	251,044

Net increase (decrease) in shares outstanding	5,070,213	$44,240,576

Year ended August 31, 2018:
Shares sold	7,588,059	$67,905,779
Shares issued in reinvestment of dividends and distributions	270,353	2,415,692
Shares reacquired	(9,075,595)	(81,096,434)

Net increase (decrease) in shares outstanding before conversion	(1,217,183)	(10,774,963)
Shares issued upon conversion from other share class(es)	7,406,338	66,118,936
Shares reacquired upon conversion into other share class(es)	(4,879)	(43,458)

Net increase (decrease) in shares outstanding	6,184,276	$55,300,515

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2019.

56

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the

PGIM Short Duration High Yield Income Fund	57

Notes to Financial Statements (unaudited) (continued)

Fund are difficult to purchase or sell. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new

58

amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM Short Duration High Yield Income Fund	59

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,	Year Ended August 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015	2014(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.90	$9.06	$9.16	$9.21	$9.73	$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.22	0.43	0.42	0.42	0.44	0.45
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.01)	(0.10)	(0.01)	0.08	(0.37)	0.09
Total from investment operations	0.21	0.33	0.41	0.50	0.07	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.47)	(0.51)	(0.55)	(0.59)	(0.60)
Tax return of capital distributions	-	(0.02)	-	-	-	-
Total dividends and distributions	(0.24)	(0.49)	(0.51)	(0.55)	(0.59)	(0.60)
Net asset value, end of period	$8.87	$8.90	$9.06	$9.16	$9.21	$9.73
Total Return(b):	2.39%	3.73%	4.65%	5.68%	0.72%	5.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$242,817	$273,521	$360,573	$560,800	$366,345	$413,957
Average net assets (000)	$251,664	$303,566	$462,309	$425,721	$381,350	$354,627
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	1.00%	1.00%	1.04%	1.08%	1.11%	1.09%
Expenses before waivers and/or expense reimbursement	1.08%	1.07%	1.07%	1.08%	1.14%	1.14%
Net investment income (loss)	5.13%	4.80%	4.67%	4.67%	4.70%	4.63%
Portfolio turnover rate(f)	23%	67%	66%	58%	56%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to 0.25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

60

Class C Shares
	Six Months Ended February 28,	Year Ended August 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015	2014(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.90	$9.06	$9.15	$9.21	$9.73	$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.36	0.36	0.36	0.37	0.38
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)	(0.10)	(0.01)	0.06	(0.37)	0.08
Total from investment operations	0.17	0.26	0.35	0.42	-	0.46
Less Dividends and Distributions:
Dividends from net investment income	(0.21)	(0.40)	(0.44)	(0.48)	(0.52)	(0.52)
Tax return of capital distributions	-	(0.02)	-	-	-	-
Total dividends and distributions	(0.21)	(0.42)	(0.44)	(0.48)	(0.52)	(0.52)
Net asset value, end of period	$8.86	$8.90	$9.06	$9.15	$9.21	$9.73
Total Return(b):	1.91%	2.95%	3.98%	4.78%	(0.02)%	4.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$324,901	$334,430	$374,417	$372,754	$286,999	$304,897
Average net assets (000)	$323,078	$353,409	$377,098	$304,363	$298,555	$194,085
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.75%	1.75%	1.78%	1.83%	1.86%	1.83%
Expenses before waivers and/or expense reimbursement	1.81%	1.81%	1.83%	1.83%	1.86%	1.83%
Net investment income (loss)	4.39%	4.05%	3.92%	3.94%	3.95%	3.86%
Portfolio turnover rate(e)	23%	67%	66%	58%	56%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	61

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,	Year Ended August 31,
	2019(a)	2018(a)	2017(a)	2016(a)	2015	2014(a)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.91	$9.06	$9.16	$9.21	$9.73	$9.79
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.45	0.45	0.44	0.47	0.48
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.02)	(0.09)	(0.01)	0.08	(0.38)	0.08
Total from investment operations	0.21	0.36	0.44	0.52	0.09	0.56
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.49)	(0.54)	(0.57)	(0.61)	(0.62)
Tax return of capital distributions	-	(0.02)	-	-	-	-
Total dividends and distributions	(0.25)	(0.51)	(0.54)	(0.57)	(0.61)	(0.62)
Net asset value, end of period	$8.87	$8.91	$9.06	$9.16	$9.21	$9.73
Total Return(b):	2.40%	4.11%	4.91%	5.94%	0.98%	5.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,830,725	$1,563,724	$1,609,403	$1,201,161	$656,491	$792,560
Average net assets (000)	$1,660,153	$1,517,050	$1,414,559	$818,901	$675,793	$507,805
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.75%	0.75%	0.78%	0.83%	0.86%	0.84%
Expenses before waivers and/or expense reimbursement	0.82%	0.83%	0.83%	0.83%	0.86%	0.84%
Net investment income (loss)	5.39%	5.05%	4.92%	4.90%	4.96%	4.89%
Portfolio turnover rate(e)	23%	67%	66%	58%	56%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

62

Class R6 Shares
	Six Months Ended February 28,	Year Ended August 31,			October 27, 2014(a) through August 31,
	2019(b)	2018(b)	2017(b)	2016(b)	2015
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$8.91	$9.06	$9.16	$9.22	$9.59
Income (loss) from investment operations:
Net investment income (loss)	0.24	0.46	0.45	0.45	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.03)	(0.10)	(0.01)	0.07	(0.24)
Total from investment operations	0.21	0.36	0.44	0.52	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.25)	(0.49)	(0.54)	(0.58)	(0.52)
Tax return of capital distributions	-	(0.02)	-	-	-
Total dividends and distributions	(0.25)	(0.51)	(0.54)	(0.58)	(0.52)
Net asset value, end of period	$8.87	$8.91	$9.06	$9.16	$9.22
Total Return(c):	2.43%	4.15%	4.97%	5.92%	1.65%

Ratios/Supplemental Data:
Net assets, end of period (000)	$156,930	$112,437	$58,356	$25,252	$16,690
Average net assets (000)	$125,602	$86,373	$46,030	$29,782	$15,387
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	0.70%	0.70%	0.71%	0.74%	0.77%	(f)
Expenses before waivers and/or expense reimbursement	0.74%	0.75%	0.72%	0.74%	0.77%	(f)
Net investment income (loss)	5.45%	5.10%	4.97%	4.99%	4.77%	(f)
Portfolio turnover rate(g)	23%	67%	66%	58%	56%	(h)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(h)	Not annualized.

See Notes to Financial Statements.

PGIM Short Duration High Yield Income Fund	63

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Short Duration High Yield Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION HIGH YIELD INCOME FUND

SHARE CLASS	A	C	Z	R6*
NASDAQ	HYSAX	HYSCX	HYSZX	HYSQX
CUSIP	74442J109	74442J208	74442J307	74442J406

* Formerly known as Class Q shares.

MF216E2

PGIM HIGH YIELD FUND

(Formerly known as Prudential High Yield Fund)

SEMIANNUAL REPORT

FEBRUARY 28, 2019

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Maximize current income, and capital appreciation as a secondary objective

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2019 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2019 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM FUNDS — UPDATE

The Board of Directors/Trustees for the Fund has approved the implementation of an automatic conversion feature for Class C shares, effective as of April 1, 2019. To reflect these changes, effective April 1, 2019, the section of the Fund’s Prospectus entitled “How to Buy, Sell and Exchange Fund Shares—How to Exchange Your Shares—Frequent Purchases and Redemptions of Fund Shares” is restated to read as follows:

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Statutory Prospectus, the following is added at the end of the section entitled “Fund Distributions And Tax Issues—If You Sell or Exchange Your Shares”:

Automatic Conversion of Class C Shares

The conversion of Class C shares into Class A shares—which happens automatically approximately 10 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

2.

In each Fund’s Statutory Prospectus, the following sentence is added at the end of the section entitled “How to Buy, Sell and Exchange Shares—Closure of Certain Share Classes to New Group Retirement Plans”:

Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.

3.

In each Fund’s Statutory Prospectus, the following disclosure is added immediately following the section entitled “How to Buy, Sell and Exchange Shares—How to Buy Shares—Class B Shares Automatically Convert to Class A Shares”:

Class C Shares Automatically Convert to Class A Shares

Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases

PGIM High Yield Fund	3

in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

4.

In Part II of each Fund’s Statement of Additional Information, the following disclosure is added immediately following the section entitled “Purchase, Redemption and Pricing of Fund Shares—Share Classes—Automatic Conversion of Class B Shares”:

AUTOMATIC CONVERSION OF CLASS C SHARES. Starting on or about April 1, 2019 (the “Effective Date”), Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately ten years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. Class C shares of a Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.

For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial

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intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

Class C shares were generally closed to investments by new group retirement plans effective June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.

The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

- Not part of the Semiannual Report -

PGIM High Yield Fund	5

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM High Yield Fund informative and useful. The report covers performance for the six-month period ended February 28, 2019.

We have important information to share with you. Effective June 11, 2018, Prudential Mutual Funds were renamed PGIM Funds. This renaming is part of our ongoing effort to further build our reputation and establish our global brand, which began when our firm adopted PGIM Investments as its name in April 2017. Please note that only the Fund’s name has changed. Your Fund’s management and operation, along with its symbols, remained the same.*

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM High Yield Fund

April 15, 2019

*The Prudential Day One Funds did not change their names.

PGIM High Yield Fund	7

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 2/28/19 (without sales charges)	Average Annual Total Returns as of 2/28/19 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	1.71	–0.43	3.62	9.82	—
Class B	1.47	–1.14	3.91	9.80	—
Class C	1.36	2.55	3.82	9.59	—
Class R	1.75	3.95	4.31	10.05	—
Class Z	1.85	4.54	4.86	10.63	—
Class R2	1.84	4.34	N/A	N/A	3.75 (12/27/17)
Class R4	1.97	4.61	N/A	N/A	4.02 (12/27/17)
Class R6**	1.91	4.67	4.94	N/A	6.76 (10/31/11)
Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index
	1.92	4.15	4.51	11.32	—
Lipper High Yield Funds Average
	1.43	3.03	3.30	9.65	—

Source: PGIM Investments LLC and Lipper Inc.

*Not annualized

**Formerly known as Class Q shares.

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class R	Class Z	Class R2	Class R4	Class R6**
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	5.00% (Yr. 1) 4.00% (Yr. 2) 3.00% (Yr. 3) 2.00% (Yr. 4) 1.00% (Yr. 5) 1.00% (Yr. 6) 0.00% (Yr. 7)	1.00% on sales made within 12 months of purchase	None	None	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	0.75%	1.00%	0.75% (0.50% currently)	None	0.25%	None	None
Shareholder service fees	None	None	None	None	None	0.10%	0.10%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

**Formerly known as Class Q shares.

Benchmark Definitions

Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index—The Bloomberg Barclays US Corporate High Yield 1% Issuer Capped Index (the Index) is an unmanaged index which covers the universe of US dollar-denominated, non-convertible, fixed rate, non-investment-grade debt. Issuers are capped at 1% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower. The average annual total returns for the Index measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 3.46% and 6.64% for Class R6 shares.

PGIM High Yield Fund	9

Your Fund’s Performance (continued)

Lipper High Yield Funds Average—The Lipper High Yield Funds Average (Lipper Average) is based on the average return of all funds in the Lipper High Yield Funds universe for the periods noted. Funds in the Lipper Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues. The average annual total returns for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class R2 and Class R4 shares are 2.31% and 5.51% for Class R6 shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 2/28/19 (%)
AAA	4.8
BBB	5.6
BB	37.0
B	37.0
CCC	11.1
CC	0.6
Not Rated	1.1
Cash/Cash Equivalents	3.0
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Distributions and Yields as of 2/28/19
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	6.04	6.04
Class B	0.15	5.86	5.86
Class C	0.14	5.64	5.64
Class R	0.15	6.03	5.78
Class Z	0.17	6.58	6.58
Class R2	0.16	6.20	5.97
Class R4	0.16	6.45	5.87
Class R6***	0.17	6.72	6.72

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***Formerly known as Class Q shares.

PGIM High Yield Fund	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2019. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

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the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM High Yield Fund		Beginning Account Value September 1, 2018	Ending Account Value February 28, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,017.10	0.80%	$4.00
	Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Class B	Actual	$1,000.00	$1,014.70	1.28%	$6.39
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41
Class C	Actual	$1,000.00	$1,013.60	1.50%	$7.49
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50
Class R	Actual	$1,000.00	$1,017.50	1.10%	$5.50
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51
Class Z	Actual	$1,000.00	$1,018.50	0.53%	$2.65
	Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66
Class R2	Actual	$1,000.00	$1,018.40	0.91%	$4.55
	Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56
Class R4	Actual	$1,000.00	$1,019.70	0.66%	$3.31
	Hypothetical	$1,000.00	$1,021.52	0.66%	$3.31
Class R6**	Actual	$1,000.00	$1,019.10	0.41%	$2.05
	Hypothetical	$1,000.00	$1,022.76	0.41%	$2.06

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2019, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2019 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**Formerly known as Class Q shares.

PGIM High Yield Fund	13

Schedule of Investments (unaudited)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 95.2%

ASSET-BACKED SECURITIES 4.7%

Collateralized Loan Obligations
Adams Mill CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.100%	3.887	%(c)	07/15/26	19,946	$19,897,587
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-VIIA, Class A1AR, 144A, 3 Month LIBOR + 0.780%	3.560	(c)	07/18/27	30,000	29,755,149
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	4.037	(c)	10/15/30	20,000	19,937,024
CBAM Ltd. (Cayman Islands), Series 2018-06A, Class A, 144A, 3 Month LIBOR + 0.940%	3.727	(c)	07/15/31	29,000	28,642,123
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800%	3.587	(c)	07/15/27	20,000	19,804,250
OZLM Ltd. (Cayman Islands), Series 2015-13A, Class A1R, 144A, 3 Month LIBOR + 1.080%	3.831	(c)	07/30/27	23,650	23,600,843
Silvermore CLO Ltd. (Cayman Islands), Series 2014-01A, Class A1R, 144A, 3 Month LIBOR + 1.170%	3.854	(c)	05/15/26	33,178	33,103,390
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.641	(c)	07/20/27	50,000	49,749,140
Series 2016-02A, Class AR, 144A	—	(cc)	10/20/28	40,000	40,000,000
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A	—	(p)	02/15/29	20,000	20,000,000
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.667	(c)	07/15/27	50,000	49,697,930
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 0.910%	3.671	(c)	04/20/28	3,000	2,965,486
Zais CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.530%	4.317	(c)	10/15/28	20,000	19,996,664
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.961	(c)	07/20/31	30,000	29,521,119

TOTAL ASSET-BACKED SECURITIES (cost $388,842,825)					386,670,705

See Notes to Financial Statements.

PGIM High Yield Fund	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS 4.7%

Chemicals 0.3%
Solenis International LP, Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%	11.130	%(c)	06/26/26	25,365	$24,255,281

Commercial Services 0.5%
Financial & Risk US Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.750%	6.240	(c)	10/01/25	39,825	39,186,127
Laureate Education, Inc., Series 2024 Term Loan, 1 Month LIBOR + 3.500%/PRIME + 2.500%	7.000	(c)	04/26/24	5,622	5,620,398

					44,806,525

Computers 1.1%
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.990	(c)	09/29/25	46,019	46,536,461
Term B USD Loan, 1 Month LIBOR + 3.750%	6.240	(c)	09/30/24	40,889	40,952,930

					87,489,391

Electric 0.4%
Calpine Corp.,
Term Loan (05/15), 3 Month LIBOR + 2.500%	5.310	(c)	01/15/24	14,138	14,049,086
Term Loan (2015), 3 Month LIBOR + 2.500%	5.310	(c)	01/15/23	14,402	14,321,337
Vistra Operations Co. LLC,
Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.490	(c)	08/04/23	2,992	2,980,212

					31,350,635

Foods 0.1%
JBS USA Lux SA,
Initial Term Loan, 1 - 3 Month LIBOR + 2.500%	5.145	(c)	10/30/22	5,000	4,981,250

Holding Companies-Diversified 0.1%
Travelport Finance Sarl (Luxembourg), Initial Term Loans, 3 Month LIBOR + 2.500%	5.180	(c)	03/17/25	9,960	9,951,394

Insurance 0.1%
Asurion LLC, Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	5.490	(c)	11/03/23	9,239	9,236,081

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Media 0.2%
Numericable US LLC (France), USD TLB-13 Incremental Term Loan, 1 Month LIBOR + 4.000%	6.490	%(c)	08/14/26	19,912	$19,363,812

Mining 0.3%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.240	(c)	02/27/23	21,928	21,969,230

Oil & Gas 0.2%
Citgo Petroleum Corp., Term B Loan, 3 Month LIBOR + 3.500%	6.300	(c)	07/29/21	15,425	15,039,375

Retail 0.3%
EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.810	(c)	04/20/26	11,975	11,615,750
Sally Holdings LLC, Term B-2 Loan^	4.500		07/05/24	13,000	12,545,000

					24,160,750

Software 0.9%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 3 Month LIBOR + 4.250%	7.050	(c)	10/02/25	18,000	17,885,448
Finastra USA, Inc., Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%	10.050	(c)	06/13/25	17,640	17,340,120
First Data Corp., 2022D New Dollar Term Loan, 1 Month LIBOR + 2.000%	4.490	(c)	07/08/22	15,990	15,970,434
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.240	(c)	02/01/22	5,550	5,546,531
Informatica LLC, Dollar Term B-1 Loan, 1 Month LIBOR + 3.250%	5.740	(c)	08/05/22	10,000	9,997,500
Kronos, Inc., Second Lien Initial Term Loan, 3 Month LIBOR + 8.250%	10.990	(c)	11/01/24	7,500	7,617,188

					74,357,221

See Notes to Financial Statements.

PGIM High Yield Fund	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Telecommunications 0.2%
Intelsat Jackson Holdings SA (Luxembourg), Tranche B-5 Term Loan	6.630%		01/02/24	12,305	$12,458,813

TOTAL BANK LOANS (cost $377,578,938)					379,419,758

CORPORATE BONDS 85.2%

Advertising 0.1%
Clear Channel International BV, Gtd. Notes, 144A	8.750		12/15/20	3,807	3,897,416
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc., Sec’d. Notes, Cash pays ((6 Month LIBOR + 14.000%)/(1 - Statutory Reserves)) or PIK 8.000% (Cap N/A, Floor 1.000%)	16.873	(c)	07/01/24	2,153	2,120,391

					6,017,807

Aerospace & Defense 2.4%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	5.750		03/15/22	1,413	1,415,826
Sr. Unsec’d. Notes, 144A(a)	6.125		01/15/23	1,207	1,216,053
Sr. Unsec’d. Notes, 144A	7.450		05/01/34	1,275	1,255,875
Sr. Unsec’d. Notes, 144A(a)	7.500		12/01/24	86,276	87,785,830
Sr. Unsec’d. Notes, 144A(a)	7.500		03/15/25	22,285	22,479,994
Sr. Unsec’d. Notes, 144A	7.875		04/15/27	19,850	19,700,331
Sr. Unsec’d. Notes, 144A	8.750		12/01/21	34,950	38,445,000
TransDigm UK Holdings PLC, Gtd. Notes, 144A	6.875		05/15/26	4,875	4,753,125
TransDigm, Inc.,
Gtd. Notes(a)	6.375		06/15/26	11,850	11,509,312
Gtd. Notes	6.500		07/15/24	4,830	4,878,300
Gtd. Notes(a)	6.500		05/15/25	2,300	2,291,375

					195,731,021

Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125		02/01/25	16,552	14,648,520

Auto Manufacturers 1.5%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750		10/01/27	5,350	5,122,625

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750%	01/15/43	10,550	$8,074,889
Sr. Unsec’d. Notes(a)	5.291	12/08/46	44,658	36,038,353
General Motors Co.,
Sr. Unsec’d. Notes(a)	5.000	10/01/28	22,225	21,776,396
Sr. Unsec’d. Notes	5.200	04/01/45	2,150	1,873,245
JB Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	7.125	04/15/26	7,225	7,098,563
Mclaren Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(a)	5.750	08/01/22	825	779,559
Navistar International Corp., Gtd. Notes, 144A	6.625	11/01/25	38,000	39,179,140

				119,942,770

Auto Parts & Equipment 1.8%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	26,100	19,966,500
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	11,475	11,447,460
Gtd. Notes(a)	6.250	03/15/26	35,060	34,264,138
Gtd. Notes(a)	6.500	04/01/27	7,100	7,011,250
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A(a)	5.625	11/15/26	23,602	21,153,292
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A(a)	5.750	04/15/25	3,509	3,491,455
Gtd. Notes, 144A(a)	6.500	06/01/26	30,377	30,984,540
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, 144A, Cash coupon 4.750% or PIK 5.500%	4.750	09/15/26	2,725	2,519,808
Meritor, Inc., Gtd. Notes	6.250	02/15/24	2,375	2,422,500
Titan International, Inc., Sr. Sec’d. Notes(a)	6.500	11/30/23	13,625	12,705,312

				145,966,255

Banks 0.3%
CIT Group, Inc., Sub. Notes(a)	6.125	03/09/28	23,900	25,931,500

See Notes to Financial Statements.

PGIM High Yield Fund	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.2%
Cott Holdings, Inc. (Canada), Gtd. Notes, 144A	5.500%	04/01/25	17,082	$16,868,475

Building Materials 1.9%
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A	5.700	01/11/25	4,635	4,732,335
Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	1,850	2,009,470
Griffon Corp., Gtd. Notes(a)	5.250	03/01/22	38,225	37,747,187
Masonite International Corp., Gtd. Notes, 144A(a)	5.750	09/15/26	11,759	11,759,000
NCI Building Systems, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	18,200	17,176,250
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28	17,853	16,692,555
Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24	3,710	3,765,650
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes(a)	6.125	07/15/23	9,383	9,617,575
Gtd. Notes	8.500	04/15/22	5,025	5,251,125
Gtd. Notes, 144A(a)	5.125	06/01/25	7,482	7,145,310
Sr. Unsec’d. Notes, 144A	6.500	03/15/27	6,600	6,600,000
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	32,402	31,915,970

				154,412,427

Chemicals 3.4%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	21,900	20,969,250
Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A(a)	6.250	02/01/25	5,979	5,724,893
Ashland LLC, Gtd. Notes	6.875	05/15/43	29,629	30,221,580
Chemours Co. (The),
Gtd. Notes(a)	5.375	05/15/27	6,015	5,834,550
Gtd. Notes(a)	7.000	05/15/25	9,318	9,714,015
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A(a)	6.750	08/15/24	13,630	12,880,350
Element Solutions, Inc., Gtd. Notes, 144A(a)	5.875	12/01/25	13,420	13,579,430

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont’d.)
Hexion, Inc.,
Sec’d. Notes, 144A(a)	13.750%	02/01/22	14,465	$5,207,400
Sr. Sec’d. Notes, 144A	10.375	02/01/22	10,465	8,869,087
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	2,820	2,730,324
Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,100	3,915,500
Sr. Unsec’d. Notes, 144A(a)	5.250	06/01/27	39,013	36,672,220
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	3,525	3,664,943
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	29,264	25,313,360
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	10,175	10,098,687
TPC Group, Inc., Sr. Sec’d. Notes, 144A	8.750	12/15/20	28,075	27,513,500
Tronox Finance PLC, Gtd. Notes, 144A(a)	5.750	10/01/25	24,367	22,661,310
Tronox, Inc., Gtd. Notes, 144A(a)	6.500	04/15/26	16,770	15,868,612
Venator Finance Sarl/Venator Materials LLC, Gtd. Notes, 144A	5.750	07/15/25	22,807	20,070,160

				281,509,171

Coal 0.2%
Warrior Met Coal, Inc., Sr. Sec’d. Notes, 144A	8.000	11/01/24	12,450	12,823,500

Commercial Services 3.4%
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	50,561	54,605,880
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000	04/15/22	15,329	15,290,678
Refinitiv US Holdings, Inc., Gtd. Notes, 144A(a)	8.250	11/15/26	64,955	63,554,408
Star Merger Sub Inc., Gtd. Notes, 144A	6.875	08/15/26	7,640	7,666,434
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25	500	486,250
Gtd. Notes(a)	4.875	01/15/28	68,650	65,474,937
Gtd. Notes(a)	5.500	05/15/27	12,005	12,005,000

See Notes to Financial Statements.

PGIM High Yield Fund	21

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
United Rentals North America, Inc., (cont’d.)
Gtd. Notes(a)	5.875%	09/15/26	31,625	$32,336,562
Gtd. Notes(a)	6.500	12/15/26	15,575	16,256,406
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(a)	9.750	08/15/26	12,025	12,295,563

				279,972,118

Computers 1.5%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A(a)	9.750	09/01/26	42,850	41,510,938
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	2,750	2,804,213
Gtd. Notes, 144A(a)	7.125	06/15/24	1,290	1,368,903
Everi Payments, Inc., Gtd. Notes, 144A(a)	7.500	12/15/25	21,921	21,921,000
NCR Corp.,
Gtd. Notes	5.000	07/15/22	9,403	9,401,966
Gtd. Notes(a)	6.375	12/15/23	844	856,213
West Corp., Gtd. Notes, 144A(a)	8.500	10/15/25	51,662	42,750,305

				120,613,538

Distribution/Wholesale 0.4%
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.250	07/15/22	6,645	6,512,100
Gtd. Notes	7.000	06/15/23	18,670	18,459,963
H&E Equipment Services, Inc., Gtd. Notes(a)	5.625	09/01/25	9,600	9,504,000

				34,476,063

Diversified Financial Services 2.1%
Alliance Data Systems Corp., Gtd. Notes, 144A	5.375	08/01/22	12,765	12,956,475
LPL Holdings, Inc., Gtd. Notes, 144A	5.750	09/15/25	16,475	16,660,343
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	9.125	07/15/26	68,725	70,271,312
Navient Corp.,
Sr. Unsec’d. Notes(a)	7.250	09/25/23	6,675	6,883,594
Sr. Unsec’d. Notes, MTN(a)	8.000	03/25/20	5,575	5,822,140

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Springleaf Finance Corp.,
Gtd. Notes(a)	6.000%		06/01/20	8,225	$8,420,344
Gtd. Notes	6.875		03/15/25	14,925	15,279,469
Gtd. Notes	7.125		03/15/26	14,800	14,985,000
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Unsec’d. Notes, 144A(a)	6.750		06/01/25	14,250	14,392,500
VFH Parent LLC/Orchestra Co-Issuer, Inc., Sec’d. Notes, 144A	6.750		06/15/22	5,925	6,078,339

					171,749,516

Electric 3.4%
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.375		01/15/23	4,725	4,677,750
Sr. Unsec’d. Notes	5.500		02/01/24	26,870	25,862,375
Sr. Unsec’d. Notes(a)	5.750		01/15/25	97,019	92,895,692
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 3 Month LIBOR + 6.500%(a)	9.392	(c)	12/01/23	15,483	15,366,966
Keystone & Conemaugh Pass-Through Certificates, Gtd. Notes, 144A	9.000		12/01/23	6,375	6,438,750
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A	13.000		06/01/24	7,666	7,665,817
Mirant Corp., Bonds, 144A^(d)	7.400		07/15/49	2,675	2,675
NRG Energy, Inc.,
Gtd. Notes(a)	5.750		01/15/28	12,050	12,366,313
Gtd. Notes	6.625		01/15/27	4,055	4,312,239
Gtd. Notes(a)	7.250		05/15/26	12,975	14,013,000
Vistra Energy Corp., Gtd. Notes(a)	7.625		11/01/24	26,642	28,307,125
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	5.500		09/01/26	29,355	30,455,812
Sr. Unsec’d. Notes, 144A(a)	5.625		02/15/27	34,575	35,612,250

					277,976,764

Electronics 0.2%
Itron, Inc., Gtd. Notes, 144A(a)	5.000		01/15/26	6,325	6,151,063
Sensata Technologies BV, Gtd. Notes, 144A(a)	4.875		10/15/23	6,090	6,257,475

See Notes to Financial Statements.

PGIM High Yield Fund	23

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electronics (cont’d.)
Sensata Technologies BV, (cont’d.)
Gtd. Notes, 144A	5.000%	10/01/25	1,800	$1,818,000
Gtd. Notes, 144A	5.625	11/01/24	950	997,500

				15,224,038

Engineering & Construction 0.8%
AECOM,
Gtd. Notes	5.125	03/15/27	14,405	13,666,744
Gtd. Notes	5.875	10/15/24	8,925	9,311,452
StandardAero Aviation Holdings, Inc., Gtd. Notes, 144A	10.000	07/15/23	11,850	12,768,375
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	28,068	27,050,535

				62,797,106

Entertainment 3.5%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25	12,925	11,923,313
Gtd. Notes(a)	5.875	11/15/26	31,775	28,600,677
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	61,466	58,315,867
Churchill Downs, Inc., Gtd. Notes, 144A	4.750	01/15/28	11,561	11,043,067
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	01/15/27	14,190	14,775,338
Sr. Sec’d. Notes, 144A	6.500	02/15/25	14,906	15,856,257
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	16,090	16,854,275
National CineMedia LLC,
Sr. Sec’d. Notes	6.000	04/15/22	4,625	4,676,569
Sr. Unsec’d. Notes	5.750	08/15/26	20,160	18,345,600
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	19,949	19,063,663
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20	6,000	6,000,000
Gtd. Notes	6.625	05/15/21	25,015	25,265,150
Gtd. Notes	10.000	12/01/22	46,775	49,172,219
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25	7,625	7,386,719

				287,278,714

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Environmental Control 0.1%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625%		11/15/24		10,925	$11,034,250

Foods 2.0%
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes	5.750		03/15/25		12,130	11,523,500
B&G Foods, Inc.,
Gtd. Notes(a)	4.625		06/01/21		2,150	2,146,641
Gtd. Notes(a)	5.250		04/01/25		9,500	9,072,500
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750		06/15/25		31,525	31,919,062
Gtd. Notes, 144A(a)	5.875		07/15/24		10,063	10,344,764
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500		06/01/26		8,525	7,502,000
Picard Bondco SA (Luxembourg), Gtd. Notes	5.500		11/30/24	EUR	1,670	1,790,317
Picard Groupe SAS (France), Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000%(a)	3.000	(c)	11/30/23	EUR	10,250	11,512,654
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750		03/15/25		2,875	2,867,813
Gtd. Notes, 144A	5.875		09/30/27		39,590	38,897,175
Post Holdings, Inc.,
Gtd. Notes, 144A(a)	5.000		08/15/26		6,225	5,983,781
Gtd. Notes, 144A(a)	5.625		01/15/28		29,402	28,409,682

						161,969,889

Forest Products & Paper 0.0%
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	6.500		02/01/24		1,550	1,581,000

Gas 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500		05/20/25		25,635	25,378,650
Sr. Unsec’d. Notes(a)	5.625		05/20/24		3,550	3,585,500
Sr. Unsec’d. Notes(a)	5.750		05/20/27		10,355	10,147,900
Sr. Unsec’d. Notes(a)	5.875		08/20/26		10,517	10,540,137

						49,652,187

See Notes to Financial Statements.

PGIM High Yield Fund	25

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 0.3%
Mallinckrodt International Finance SA, Gtd. Notes(a)	4.750%	04/15/23	6,659	$5,393,790
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A(a)	5.500	04/15/25	15,923	12,972,309
Gtd. Notes, 144A(a)	5.625	10/15/23	6,006	5,253,388

				23,619,487

Healthcare-Services 4.6%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22	4,486	4,418,710
Gtd. Notes(a)	5.625	02/15/23	1,400	1,389,500
Gtd. Notes	6.125	03/15/21	2,070	2,072,588
Gtd. Notes	6.500	03/01/24	8,149	8,108,255
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22	19,875	13,018,125
Sec’d. Notes, 144A(a)	8.125	06/30/24	27,282	22,916,880
Sr. Sec’d. Notes(a)	6.250	03/31/23	13,425	12,921,563
DaVita, Inc., Gtd. Notes(a)	5.000	05/01/25	11,147	10,756,855
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26	15,859	14,550,632
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	45,632	47,329,054
Gtd. Notes	5.375	09/01/26	2,750	2,818,750
Gtd. Notes	5.875	02/15/26	5,295	5,592,844
Gtd. Notes	5.875	02/01/29	8,425	8,835,719
Gtd. Notes	7.500	12/15/23	12,480	13,821,600
MEDNAX, Inc., Gtd. Notes, 144A(a)	6.250	01/15/27	32,850	33,032,317
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750	12/01/26	28,525	29,238,125
Select Medical Corp., Gtd. Notes	6.375	06/01/21	7,550	7,578,313
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A(a)	6.750	07/01/25	7,785	7,084,350
Gtd. Notes, 144A(a)	8.875	04/15/21	7,800	7,936,500
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27	20,300	20,896,312
Sr. Unsec’d. Notes(a)	6.750	06/15/23	39,145	40,123,625

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes(a)	7.000%	08/01/25	34,763	$34,849,907
Sr. Unsec’d. Notes(a)	8.125	04/01/22	28,516	30,440,830

				379,731,354

Home Builders 3.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	21,144	19,035,943
Beazer Homes USA, Inc.,
Gtd. Notes(a)	5.875	10/15/27	10,575	9,226,688
Gtd. Notes	6.750	03/15/25	10,425	9,721,313
Gtd. Notes	7.250	02/01/23	421	402,055
Gtd. Notes	8.750	03/15/22	6,451	6,700,976
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.375	05/15/25	12,275	11,662,600
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	3,725	3,711,031
KB Home,
Gtd. Notes	7.000	12/15/21	1,412	1,493,190
Gtd. Notes	7.500	09/15/22	525	570,938
Gtd. Notes	7.625	05/15/23	11,575	12,414,187
Sr. Unsec’d. Notes(a)	6.875	06/15/27	3,850	3,850,000
Lennar Corp.,
Gtd. Notes	4.750	05/30/25	1,224	1,227,443
Gtd. Notes	4.875	12/15/23	4,575	4,643,625
Gtd. Notes	5.250	06/01/26	9,250	9,284,688
Gtd. Notes	5.375	10/01/22	3,675	3,785,250
M/I Homes, Inc.,
Gtd. Notes	5.625	08/01/25	11,839	11,099,062
Gtd. Notes	6.750	01/15/21	5,550	5,633,250
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	14,654	14,081,578
Sr. Unsec’d. Notes, 144A(a)	6.875	12/15/23	11,725	11,637,062
Mattel, Inc., Gtd. Notes, 144A	6.750	12/31/25	5,550	5,459,813
Meritage Homes Corp.,
Gtd. Notes	5.125	06/06/27	22,373	20,862,822
Gtd. Notes(a)	6.000	06/01/25	14,125	14,513,437
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,192	9,382,959

See Notes to Financial Statements.

PGIM High Yield Fund	27

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont’d.)
PulteGroup, Inc.,
Gtd. Notes	5.000%	01/15/27	14,950	$14,314,625
Gtd. Notes	5.500	03/01/26	4,785	4,820,888
Shea Homes LP/Shea Homes Funding Corp., Gtd. Notes, 144A	6.125	04/01/25	6,645	6,279,525
Taylor Morrison Communities, Inc., Gtd. Notes	6.625	05/15/22	5,075	5,233,594
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A(a)	5.625	03/01/24	10,688	10,554,400
Gtd. Notes, 144A	5.875	04/15/23	13,509	13,475,227
William Lyon Homes, Inc.,
Gtd. Notes(a)	5.875	01/31/25	37,065	33,358,500
Gtd. Notes	6.000	09/01/23	6,300	5,859,000
Gtd. Notes	7.000	08/15/22	9,844	9,868,610

				294,164,279

Home Furnishings 0.4%
Tempur Sealy International, Inc., Gtd. Notes(a)	5.500	06/15/26	32,114	32,033,715

Household Products/Wares 0.3%
Spectrum Brands, Inc., Gtd. Notes(a)	5.750	07/15/25	21,765	21,302,494

Housewares 0.1%
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	5.250	12/15/26	9,634	9,200,470
Gtd. Notes	6.000	10/15/23	1,793	1,846,790

				11,047,260

Internet 0.7%
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes	6.000	04/01/23	5,755	5,826,937
Gtd. Notes, 144A(a)	5.750	01/15/27	52,032	50,471,040

				56,297,977

Iron/Steel 0.6%
AK Steel Corp., Gtd. Notes(a)	6.375	10/15/25	5,615	4,688,525

See Notes to Financial Statements.

28

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Iron/Steel (cont’d.)
AK Steel Corp., (cont’d.) Gtd. Notes(a)	7.000%	03/15/27	9,154	$7,689,360
Cleveland-Cliffs, Inc., Gtd. Notes(a)	5.750	03/01/25	23,420	22,893,050
United States Steel Corp., Sr. Unsec’d. Notes	6.250	03/15/26	11,550	10,929,188

				46,200,123

Lodging 0.6%
Boyd Gaming Corp., Gtd. Notes(a)	6.000	08/15/26	11,400	11,692,125
Interval Acquisition Corp., Gtd. Notes	5.625	04/15/23	3,500	3,517,500
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	11,150	12,014,125
Sr. Sec’d. Notes, 144A	6.750	11/15/21	7,875	8,111,250
MGM Resorts International,
Gtd. Notes(a)	4.625	09/01/26	675	641,250
Gtd. Notes(a)	5.750	06/15/25	14,848	15,107,840

				51,084,090

Machinery-Diversified 0.5%
ATS Automation Tooling Systems, Inc. (Canada), Gtd. Notes, 144A	6.500	06/15/23	8,177	8,445,206
Cloud Crane LLC, Sec’d. Notes, 144A	10.125	08/01/24	26,915	28,664,475
RBS Global, Inc./Rexnord LLC, Gtd. Notes, 144A	4.875	12/15/25	6,300	6,174,000

				43,283,681

Media 10.4%
Altice France SA (France),
Sr. Sec’d. Notes, 144A	7.375	05/01/26	34,267	33,624,494
Sr. Sec’d. Notes, 144A	8.125	02/01/27	23,200	23,316,000
Altice Luxembourg SA (Luxembourg), Gtd. Notes, 144A	7.750	05/15/22	23,155	23,010,281
AMC Networks, Inc., Gtd. Notes(a)	4.750	08/01/25	12,985	12,615,739
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	8.000	04/15/20	10,000	10,475,000

See Notes to Financial Statements.

PGIM High Yield Fund	29

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes(a)	5.125%	02/15/23	7,086	$7,201,147
Sr. Unsec’d. Notes	5.750	01/15/24	305	312,434
Sr. Unsec’d. Notes, 144A(a)	5.000	02/01/28	29,580	28,452,262
Sr. Unsec’d. Notes, 144A(a)	5.125	05/01/23	7,730	7,866,048
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	4,802	4,916,048
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	2,685	2,745,413
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	9,688	9,975,637
Sr. Unsec’d. Notes, 144A(a)	5.875	05/01/27	26,282	26,996,542
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A(a)	6.500	11/15/22	29,955	30,591,544
Gtd. Notes, Series A	7.625	03/15/20	29,038	29,052,519
Gtd. Notes, Series B	7.625	03/15/20	60,084	60,114,042
Sr. Sub. Notes, 144A	9.250	02/15/24	62,505	65,552,119
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	12,965	12,738,112
Gtd. Notes, 144A(a)	6.500	02/01/29	9,805	10,258,579
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	43,537	43,673,706
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	18,801	18,860,035
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	47,577	50,193,735
DISH DBS Corp.,
Gtd. Notes	5.875	07/15/22	3,075	2,936,625
Gtd. Notes(a)	5.875	11/15/24	9,215	7,760,873
Gtd. Notes	7.750	07/01/26	136,996	118,501,540
Gray Television, Inc.,
Gtd. Notes, 144A(a)	5.125	10/15/24	2,408	2,398,970
Gtd. Notes, 144A(a)	5.875	07/15/26	18,683	18,869,830
Sr. Unsec’d. Notes, 144A	7.000	05/15/27	11,310	11,960,325
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250	02/01/30	1,651	1,688,148
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	5,510	5,496,225
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	6.875	08/15/23	11,345	11,840,890
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(a)	5.625	08/01/24	23,474	23,297,945
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	13,841	14,338,411
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,086	2,900,840
Sr. Unsec’d. Notes, 144A(a)	6.875	02/15/23	29,829	28,934,130

See Notes to Financial Statements.

30

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont’d.)
Sinclair Television Group, Inc.,
Gtd. Notes	5.375%	04/01/21	3,305	$3,309,131
Gtd. Notes, 144A(a)	5.125	02/15/27	6,550	6,140,625
Gtd. Notes, 144A(a)	5.625	08/01/24	4,785	4,826,869
Gtd. Notes, 144A(a)	5.875	03/15/26	2,275	2,240,875
TEGNA, Inc.,
Gtd. Notes(a)	6.375	10/15/23	1,928	1,990,660
Gtd. Notes, 144A(a)	5.500	09/15/24	2,250	2,224,688
Tribune Media Co., Gtd. Notes	5.875	07/15/22	7,071	7,194,743
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	23,440	21,271,800
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	16,622	14,544,250
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,597	5,631,981
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, 144A	5.750	01/15/25	2,500	2,487,500
Ziggo Bond Co. BV (Netherlands), Sr. Unsec’d. Notes, 144A	6.000	01/15/27	10,711	10,148,672

				845,477,982

Metal Fabricate/Hardware 0.6%
Novelis Corp.,
Gtd. Notes, 144A	5.875	09/30/26	19,958	19,459,050
Gtd. Notes, 144A(a)	6.250	08/15/24	6,306	6,353,295
TriMas Corp., Gtd. Notes, 144A	4.875	10/15/25	4,730	4,647,225
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	16,805	17,892,284

				48,351,854

Mining 2.2%
Constellium NV,
Gtd. Notes, 144A(a)	5.875	02/15/26	18,827	18,309,257
Gtd. Notes, 144A(a)	6.625	03/01/25	16,110	16,230,825
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	21,085	19,978,037
Gtd. Notes, 144A(a)	6.875	03/01/26	7,150	6,658,438
Gtd. Notes, 144A(a)	7.000	02/15/21	19,272	19,589,988
Gtd. Notes, 144A	7.250	04/01/23	2,230	2,190,975
Gtd. Notes, 144A	7.500	04/01/25	20,650	19,978,875

See Notes to Financial Statements.

PGIM High Yield Fund	31

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining (cont’d.)
Freeport-McMoRan, Inc.,
Gtd. Notes	3.550%	03/01/22	3,365	$3,327,144
Gtd. Notes(a)	3.875	03/15/23	19,395	19,113,385
Gtd. Notes(a)	4.550	11/14/24	19,421	19,226,790
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	7.000	04/15/25	23,151	23,035,245
International Wire Group, Inc., Sec’d. Notes, 144A	10.750	08/01/21	4,920	4,514,100
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	10,391	9,209,024

				181,362,083

Miscellaneous Manufacturing 0.1%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	7.875	11/01/24	12,225	11,705,438

Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500	12/01/24	5,105	5,321,963

Oil & Gas 8.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24	67,860	21,545,550
Antero Resources Corp.,
Gtd. Notes(a)	5.000	03/01/25	27,790	26,678,400
Gtd. Notes	5.375	11/01/21	1,090	1,094,088
Gtd. Notes(a)	5.625	06/01/23	12,075	12,105,188
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A(a)	7.000	11/01/26	23,850	23,015,250
Sr. Unsec’d. Notes, 144A(a)	10.000	04/01/22	33,424	36,014,360
Centennial Resource Production LLC, Gtd. Notes, 144A	5.375	01/15/26	13,786	13,165,630
Chesapeake Energy Corp., Gtd. Notes(a)	8.000	06/15/27	64,776	64,128,240
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	66,944	68,701,280
CNX Resources Corp., Gtd. Notes(a)	5.875	04/15/22	33,550	33,885,500

See Notes to Financial Statements.

32

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625%	10/15/25	15,275	$14,797,656
Denbury Resources, Inc., Sec’d. Notes, 144A(a)	9.000	05/15/21	4,125	4,161,094
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes(a)	7.875	08/15/25	5,225	4,937,625
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	12,015	12,795,975
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A	5.625	02/01/26	35,683	29,616,890
Gtd. Notes, 144A	7.375	05/15/24	11,685	10,458,075
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.000	12/01/24	3,100	2,979,875
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	15,220	15,124,875
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	13,625	13,352,500
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	56,475	51,533,437
Gtd. Notes, 144A	7.000	03/31/24	14,326	13,108,290
Nabors Industries, Inc., Gtd. Notes(a)	5.750	02/01/25	18,228	16,131,780
Newfield Exploration Co.,
Sr. Unsec’d. Notes(a)	5.375	01/01/26	9,625	10,154,375
Sr. Unsec’d. Notes(a)	5.750	01/30/22	1,906	2,006,065
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	5.299	01/27/25	2,720	2,745,840
Gtd. Notes	6.125	01/17/22	430	452,571
Gtd. Notes	7.375	01/17/27	5,705	6,269,795
Gtd. Notes	8.750	05/23/26	4,750	5,602,673
Precision Drilling Corp. (Canada),
Gtd. Notes(a)	7.750	12/15/23	5,650	5,706,500
Gtd. Notes, 144A(a)	7.125	01/15/26	13,033	12,804,922
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25	16,700	15,296,156
Gtd. Notes(a)	5.000	03/15/23	1,450	1,401,063
Gtd. Notes	5.875	07/01/22	21,518	21,733,180
Seven Generations Energy Ltd. (Canada), Gtd. Notes, 144A	5.375	09/30/25	8,250	7,940,625
Seventy Seven Energy, Inc., Sr. Unsec’d. Notes^(d)	6.500	07/15/22	1,800	18
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes(a)	4.875	01/15/23	11,000	11,137,500
Gtd. Notes	5.500	02/15/26	11,550	11,472,615

See Notes to Financial Statements.

PGIM High Yield Fund	33

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.) Gtd. Notes	5.875%	03/15/28		1,525	$1,502,125
Transocean Pontus Ltd., Sr. Sec’d. Notes, 144A	6.125	08/01/25		5,599	5,655,116
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25		33,315	31,815,825
Gtd. Notes, 144A(a)	7.500	01/15/26		12,425	11,990,125
WPX Energy, Inc.,
Sr. Unsec’d. Notes	5.250	09/15/24		5,000	4,981,250
Sr. Unsec’d. Notes	5.750	06/01/26		5,625	5,660,156
Sr. Unsec’d. Notes(a)	6.000	01/15/22		10,858	11,210,885
Sr. Unsec’d. Notes	8.250	08/01/23		11,490	12,883,162

					689,754,100

Oil & Gas Services 0.1%
Nine Energy Service, Inc., Sr. Unsec’d. Notes, 144A	8.750	11/01/23		6,325	6,325,000

Packaging & Containers 1.2%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 7.125% or PIK 7.875%(a)	7.125	09/15/23		34,736	34,822,840
ARD Securities Finance SARL (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 8.750% or PIK 8.750%	8.750	01/31/23		12,974	12,195,652
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A	6.750	05/15/24	EUR	1,000	1,206,948
Gtd. Notes, 144A	7.250	05/15/24		21,925	22,768,016
Sr. Sec’d. Notes, 144A(a)	4.625	05/15/23		5,675	5,717,562
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		2,561	2,689,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Gtd. Notes, 144A	7.000	07/15/24		15,810	16,165,725
Sealed Air Corp., Gtd. Notes, 144A(a)	5.125	12/01/24		1,100	1,131,416

					96,697,209

See Notes to Financial Statements.

34

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 0.9%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27	9,785	$10,164,169
Bausch Health Cos., Inc.,
Gtd. Notes, 144A(a)	5.500	03/01/23	1,215	1,208,925
Sr. Sec’d. Notes, 144A	5.750	08/15/27	3,895	3,929,081
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A	6.000	07/15/23	9,005	7,462,894
Gtd. Notes, 144A	6.000	02/01/25	21,080	16,231,600
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	5.375	01/15/23	10,825	8,923,859
NVA Holdings, Inc., Gtd. Notes, 144A(a)	6.875	04/01/26	29,358	28,330,470

				76,250,998

Pipelines 2.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes	5.375	09/15/24	4,075	4,075,000
CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	6.500	03/15/26	8,850	8,695,125
DCP Midstream Operating LP,
Gtd. Notes	5.600	04/01/44	5,131	4,739,761
Gtd. Notes, 144A	6.450	11/03/36	12,900	12,996,750
Energy Transfer LP, Sr. Sec’d. Notes	7.500	10/15/20	10,800	11,475,000
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	8,325	8,374,430
Sr. Unsec’d. Notes, 144A(a)	7.768	12/15/37	11,425	13,638,594
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A(a)	6.875	04/15/40	36,203	38,827,717
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	7,665	8,661,450
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	09/15/24	8,650	8,836,408
Gtd. Notes, 144A	5.500	01/15/28	26,471	26,404,822
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes(a)	4.250	11/15/23	8,439	8,333,513

See Notes to Financial Statements.

PGIM High Yield Fund	35

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., (cont’d.)
Gtd. Notes(a)	5.125%	02/01/25	2,350	$2,361,750
Gtd. Notes(a)	6.750	03/15/24	4,900	5,132,750

				162,553,070

Real Estate 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	16,575	16,057,031
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	20,315	20,412,106
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A	5.375	03/15/25	7,095	7,006,312
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	27,022	25,130,460
Realogy Group LLC/Realogy Co-Issuer Corp., Gtd. Notes, 144A(a)	4.875	06/01/23	7,325	6,629,125

				75,235,034

Real Estate Investment Trusts (REITs) 0.9%
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	14,202	14,633,173
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	09/01/26	9,100	8,720,803
Gtd. Notes	4.500	01/15/28	20,429	19,101,115
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	11,850	11,761,125
Gtd. Notes	5.250	08/01/26	5,450	5,524,937
Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	5,886	5,593,081
Senior Housing Properties Trust, Sr. Unsec’d. Notes	6.750	12/15/21	5,475	5,720,957

				71,055,191

Retail 4.7%
Beacon Roofing Supply, Inc.,
Gtd. Notes	6.375	10/01/23	7,350	7,588,875
Gtd. Notes, 144A(a)	4.875	11/01/25	19,225	17,897,273
Brinker International, Inc., Gtd. Notes, 144A(a)	5.000	10/01/24	6,104	5,875,100

See Notes to Financial Statements.

36

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
Caleres, Inc., Gtd. Notes	6.250%	08/15/23	6,429	$6,662,051
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	28,560	25,918,200
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes	6.750	06/15/23	14,910	13,344,450
Sr. Unsec’d. Notes	6.500	05/01/21	5,075	4,542,125
Sr. Unsec’d. Notes	6.750	01/15/22	8,709	7,751,010
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes(a)	8.625	06/15/20	30,487	23,627,425
Sr. Unsec’d. Notes(a)	8.625	06/15/20	27,881	21,607,775
Golden Nugget, Inc.,
Gtd. Notes, 144A(a)	8.750	10/01/25	31,725	32,676,750
Sr. Unsec’d. Notes, 144A(a)	6.750	10/15/24	18,604	18,697,020
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(a)	9.250	06/15/21	3,363	3,363,000
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	7,075	6,119,875
Gtd. Notes(a)	5.625	10/15/23	5,250	5,210,625
Gtd. Notes	6.750	07/01/36	26,650	22,519,250
Gtd. Notes	6.875	11/01/35	17,630	15,205,875
PetSmart, Inc.,
Gtd. Notes, 144A	7.125	03/15/23	19,767	13,392,143
Sr. Sec’d. Notes, 144A	5.875	06/01/25	36,800	29,256,000
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	41,505	35,383,012
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	27,457	26,942,181
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	16,347	16,142,663
Sr. Unsec’d. Notes	5.750	03/01/25	5,025	4,861,688
Superior Plus LP/Superior General Partner, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.000	07/15/26	15,325	15,325,000

				379,909,366

Semiconductors 0.5%
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25	25,767	26,474,304

See Notes to Financial Statements.

PGIM High Yield Fund	37

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/15/22	6,125	$6,247,500
Sensata Technologies UK Financing Co. PLC, Gtd. Notes, 144A	6.250	02/15/26	5,054	5,331,970

				38,053,774

Software 1.7%
Infor Software Parent LLC/Infor Software Parent, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.125% or PIK 7.875%	7.125	05/01/21	48,072	48,264,288
Infor US, Inc., Gtd. Notes	6.500	05/15/22	52,917	53,963,169
Informatica LLC, Sr. Unsec’d. Notes, 144A	7.125	07/15/23	4,865	4,926,396
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	26,901	27,573,525
TIBCO Software, Inc., Sr. Unsec’d. Notes, 144A(a)	11.375	12/01/21	3,365	3,575,313

				138,302,691

Telecommunications 7.0%
Anixter, Inc.,
Gtd. Notes	5.500	03/01/23	1,975	2,041,656
Gtd. Notes, 144A	6.000	12/01/25	11,770	12,181,950
C&W Senior Financing DAC (Ireland), Sr. Unsec’d. Notes, 144A(a)	6.875	09/15/27	13,350	13,083,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39	9,305	8,118,613
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	22,715	23,594,070
Sr. Unsec’d. Notes, Series U(a)	7.650	03/15/42	13,388	11,681,030
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	4,850	4,924,205
CommScope Technologies LLC,
Gtd. Notes, 144A(a)	5.000	03/15/27	12,380	11,083,814
Gtd. Notes, 144A	6.000	06/15/25	28,935	27,271,237
Sr. Unsec’d. Notes, 144A(a)	8.250	03/01/27	10,875	11,282,813
CommScope, Inc., Gtd. Notes, 144A	5.500	06/15/24	10,625	10,200,000
Digicel Group One Ltd. (Jamaica), Sr. Sec’d. Notes, 144A(a)	8.250	12/30/22	7,038	4,662,675
Digicel Group Two Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(a)	8.250	09/30/22	6,637	2,787,540

See Notes to Financial Statements.

38

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Digicel Group Two Ltd. (Jamaica), (cont’d.) Sr. Unsec’d. Notes, 144A, Cash coupon 9.1250% or PIK 9.1250%(a)	9.125%	04/01/24	780	$253,500
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A(a)	6.750	03/01/23	50,530	35,118,350
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	6,710	5,500,104
GTT Communications, Inc., Gtd. Notes, 144A(a)	7.875	12/31/24	20,067	17,307,788
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25	19,755	20,495,812
Level 3 Financing, Inc.,
Gtd. Notes(a)	5.125	05/01/23	5,500	5,534,870
Gtd. Notes	5.375	08/15/22	1,590	1,599,938
Gtd. Notes	5.625	02/01/23	4,510	4,543,825
ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	26,685	27,618,975
Sprint Capital Corp.,
Gtd. Notes(a)	6.875	11/15/28	37,295	36,805,503
Gtd. Notes(a)	8.750	03/15/32	57,434	62,279,994
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	3,805	3,919,150
Gtd. Notes(a)	7.625	02/15/25	45,863	48,041,492
Gtd. Notes	7.875	09/15/23	5,267	5,637,059
T-Mobile USA, Inc.,
Gtd. Notes	6.000	03/01/23	4,790	4,921,725
Gtd. Notes	6.375	03/01/25	1,038	1,080,169
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A(a)	5.000	01/20/26	122,450	105,564,145
Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	43,600	43,711,660

				572,846,662

Textiles 0.1%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC (China), Sr. Sec’d. Notes, 144A	7.500	05/01/25	8,575	8,322,038

See Notes to Financial Statements.

PGIM High Yield Fund	39

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.6%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. (Greece), Sr. Sec’d. Notes, 144A	7.375%	01/15/22	6,100	$2,729,750
XPO Logistics, Inc.,
Gtd. Notes, 144A(a)	6.125	09/01/23	7,425	7,406,437
Gtd. Notes, 144A(a)	6.500	06/15/22	8,452	8,599,910
Sr. Unsec’d. Notes, 144A	6.750	08/15/24	34,507	34,726,810

				53,462,907

Trucking & Leasing 1.0%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.250	05/15/24	15,975	16,374,375
Gtd. Notes, 144A	5.500	01/15/23	25,150	25,783,780
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	11,351	11,265,867
Gtd. Notes, 144A(a)	5.250	08/15/22	5,290	5,415,426
Gtd. Notes, 144A	5.500	02/15/24	20,260	20,943,775

				79,783,223

TOTAL CORPORATE BONDS (cost $7,064,529,774)				6,947,711,672

			Shares

COMMON STOCKS 0.6%

Electric Utilities 0.5%
GenOn Holdings, Inc. (Class A)*^			193,539	27,095,460
Keycon Power Holdings LLC*^			33,730	8,432,500

				35,527,960

Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.*			342,429	8,916,851

Media 0.0%
Mood Media Corp.*^			669,375	133,875
Mood Media Corp.*^			546,428	109,286

				243,161

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC (Class A Stock)*^	35,140	$96,635
Frontera Energy Corp. (Colombia)	55,828	531,978

		628,613

TOTAL COMMON STOCKS (cost $39,653,026)		45,316,585

PREFERRED STOCKS 0.0%

Capital Markets 0.0%
Goldman Sachs Group, Inc. (The) Series K, (fixed to floating preferred), 6.375%	87,000	2,331,600

Construction Materials 0.0%
New Millennium Homes LLC*^	2,000	52,000

Media 0.0%
Adelphia Communications Corp.^	20,000	20

TOTAL PREFERRED STOCKS (cost $2,193,416)		2,383,620

	Units

WARRANTS* 0.0%

Chemicals 0.0%
Hercules, Inc., expiring 03/31/29	230	—

Oil, Gas & Consumable Fuels 0.0%
Ascent Resources - Marcellus LLC, 2nd Lien Tranche A, expiring 03/30/23^	229,837	22,984
Ascent Resources - Marcellus LLC, 2nd Lien Tranche B, expiring 03/30/23^	178,762	8,938

		31,922

TOTAL WARRANTS (cost $52,352)		31,922

TOTAL LONG-TERM INVESTMENTS (cost $7,872,850,331)		7,761,534,262

See Notes to Financial Statements.

PGIM High Yield Fund	41

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Description	Shares	Value
SHORT-TERM INVESTMENTS 26.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	390,926,431	$390,926,431
PGIM Institutional Money Market Fund (cost $1,776,753,839; includes $1,773,122,133 of cash collateral for securities on loan)(b)(w)	1,776,775,690	1,777,308,722

TOTAL SHORT-TERM INVESTMENTS (cost $2,167,680,270)		2,168,235,153

TOTAL INVESTMENTS 121.8% (cost $10,040,530,601)		9,929,769,415
Liabilities in excess of other assets(z) (21.8)%		(1,775,186,009)

NET ASSETS 100.0%		$8,154,583,406

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

REIT(s)—Real Estate Investment Trust(s)

EUR—Euro

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $48,499,391 and 0.6% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,733,075,344; cash collateral of $1,773,122,133 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2019.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(p)	Interest rate not available as of February 28, 2019.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

42

Futures contracts outstanding at February 28, 2019:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1,709	2 Year U.S. Treasury Notes	Jun. 2019	$362,641,789	$(257,482)
1,486	5 Year U.S. Treasury Notes	Jun. 2019	170,239,875	(273,009)
1,375	10 Year U.S. Treasury Notes	Jun. 2019	167,750,000	(601,324)
25	20 Year U.S. Treasury Bonds	Jun. 2019	3,611,719	(28,998)

				(1,160,813)

	Short Positions:
3	5 Year Euro-Bobl	Jun. 2019	450,600	441
1	10 Year Euro-Bund	Mar. 2019	188,032	(3,021)
16	30 Year U.S. Ultra Treasury Bonds	Jun. 2019	2,553,500	36,350

				33,770

				$(1,127,043)

Forward foreign currency exchange contracts outstanding at February 28, 2019:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro, Expiring 03/04/19	Citibank, N.A.	EUR	12,097	$13,722,836	$13,765,049	$42,213	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 03/04/19	Citibank, N.A.	EUR	9,000	$10,320,761	$10,240,625	$80,136	$—
Expiring 03/04/19	Citibank, N.A.	EUR	3,097	3,545,386	3,524,424	20,962	—
Expiring 04/02/19	Citibank, N.A.	EUR	12,097	13,757,128	13,800,004	—	(42,876)

				$27,623,275	$27,565,053	101,098	(42,876)

						$143,311	$(42,876)

See Notes to Financial Statements.

PGIM High Yield Fund	43

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets Inc.	$3,950,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2019 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$386,670,705	$—
Bank Loans	—	366,874,758	12,545,000
Corporate Bonds	—	6,947,708,979	2,693
Common Stocks	8,916,851	531,978	35,867,756
Preferred Stocks	2,331,600	—	52,020
Warrants	—	—	31,922
Affiliated Mutual Funds	2,168,235,153	—	—
Other Financial Instruments*
Futures Contracts	(1,127,043)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	100,435	—

Total	$2,178,356,561	$7,701,886,855	$48,499,391

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2019 were as follows:

See Notes to Financial Statements.

44

Industry Classification (continued):
Affiliated Mutual Funds (21.7% represents investments purchased with collateral from securities on loan)	26.6%
Media	10.6
Oil & Gas	8.7
Telecommunications	7.2
Retail	5.0
Collateralized Loan Obligations	4.7
Healthcare-Services	4.6
Commercial Services	3.9
Electric	3.8
Chemicals	3.7
Home Builders	3.6
Entertainment	3.5
Software	2.6
Computers	2.6
Mining	2.5
Aerospace & Defense	2.4
Diversified Financial Services	2.1
Foods	2.1
Pipelines	2.0
Building Materials	1.9
Auto Parts & Equipment	1.8
Auto Manufacturers	1.5
Packaging & Containers	1.2
Trucking & Leasing	1.0
Pharmaceuticals	0.9
Real Estate	0.9
Real Estate Investment Trusts (REITs)	0.9
Engineering & Construction	0.8
Internet	0.7
Transportation	0.6
Lodging	0.6
Gas	0.6
Metal Fabricate/Hardware	0.6
Iron/Steel	0.6
Machinery-Diversified	0.5%
Semiconductors	0.5
Electric Utilities	0.5
Distribution/Wholesale	0.4
Home Furnishings	0.4
Banks	0.3
Healthcare-Products	0.3
Household Products/Wares	0.3
Beverages	0.2
Electronics	0.2
Agriculture	0.2
Coal	0.2
Miscellaneous Manufacturing	0.1
Housewares	0.1
Environmental Control	0.1
Holding Companies-Diversified	0.1
Insurance	0.1
Independent Power & Renewable Electricity Producers	0.1
Textiles	0.1
Oil & Gas Services	0.1
Advertising	0.1
Office/Business Equipment	0.1
Capital Markets	0.0	*
Forest Products & Paper	0.0	*
Oil, Gas & Consumable Fuels	0.0	*
Construction Materials	0.0	*

	121.8
Liabilities in excess of other assets	(21.8)

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2019 as presented in the Statement of Assets and Liabilities:

See Notes to Financial Statements.

PGIM High Yield Fund	45

Schedule of Investments (unaudited) (continued)

as of February 28, 2019

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unaffiliated investments	$31,922		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	143,311		Unrealized depreciation on OTC forward foreign currency exchange contracts	42,876
Interest rate contracts	Due from/to broker—variation margin futures	36,791	*	Due from/to broker—variation margin futures	1,163,834	*

		$212,024			$1,206,710

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2019 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts
Foreign exchange contracts	$—	$35,660
Interest rate contracts	4,277,279	—

Total	$4,277,279	$35,660

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Warrants(1)	Futures	Forward Currency Exchange Contracts
Equity contracts	$(9,959)	$—	$—
Foreign exchange contracts	—	—	96,188
Interest rate contracts	—	(1,201,447)	—

Total	$(9,959)	$(1,201,447)	$96,188

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

See Notes to Financial Statements.

46

For the six months ended February 28, 2019, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)
$720,728,414	$3,355,826	$5,316,979

Forward Foreign Currency Exchange Contracts— Sold(2)
$10,695,673

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Securities on Loan	$1,733,075,344	$(1,733,075,344)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
CitiBank, N.A.	$143,311	$(42,876)	$100,435	$—	$100,435

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM High Yield Fund	47

Statement of Assets & Liabilities (unaudited)

as of February 28, 2019

Assets
Investments at value, including securities on loan of $1,733,075,344:
Unaffiliated investments (cost $7,872,850,331)	$7,761,534,262
Affiliated investments (cost $2,167,680,270)	2,168,235,153
Cash	453,803
Foreign currency, at value (cost $9,613)	9,613
Dividends and interest receivable	127,540,387
Receivable for investments sold	75,204,004
Receivable for Fund shares sold	17,665,731
Deposit with broker for centrally cleared/exchange-traded derivatives	3,950,000
Unrealized appreciation on OTC forward foreign currency exchange contracts	143,311
Prepaid expenses	32,179

Total Assets	10,154,768,443

Liabilities
Payable to broker for collateral for securities on loan	1,773,122,133
Payable for investments purchased	192,719,182
Payable for Fund shares reacquired	21,888,913
Accrued expenses and other liabilities	4,399,761
Dividends payable	4,335,082
Management fee payable	2,339,415
Due to broker—variation margin futures	633,657
Distribution fee payable	510,324
Affiliated transfer agent fee payable	193,694
Unrealized depreciation on OTC forward foreign currency exchange contracts	42,876

Total Liabilities	2,000,185,037

Net Assets	$8,154,583,406

Net assets were comprised of:
Common stock, at par	$15,167,905
Paid-in capital in excess of par	8,320,289,271
Total distributable earnings (loss)	(180,873,770)

Net assets, February 28, 2019	$8,154,583,406

See Notes to Financial Statements.

48

Class A
Net asset value and redemption price per share, ($1,259,282,519 ÷ 234,487,872 shares of common stock issued and outstanding)	$5.37
Maximum sales charge (4.50% of offering price)	0.25

Maximum offering price to public	$5.62

Class B
Net asset value, offering price and redemption price per share,
($105,002,580 ÷ 19,575,351 shares of common stock issued and outstanding)	$5.36

Class C
Net asset value, offering price and redemption price per share,
($238,456,015 ÷ 44,462,193 shares of common stock issued and outstanding)	$5.36

Class R
Net asset value, offering price and redemption price per share,
($70,781,005 ÷ 13,185,590 shares of common stock issued and outstanding)	$5.37

Class Z
Net asset value, offering price and redemption price per share,
($4,135,917,001 ÷ 768,464,547 shares of common stock issued and outstanding)	$5.38

Class R2
Net asset value, offering price and redemption price per share,
($5,884,204 ÷ 1,094,580 shares of common stock issued and outstanding)	$5.38

Class R4
Net asset value, offering price and redemption price per share,
($2,916,006 ÷ 542,386 shares of common stock issued and outstanding)	$5.38

Class R6
Net asset value, offering price and redemption price per share,
($2,336,344,076 ÷ 434,977,945 shares of common stock issued and outstanding)	$5.37

See Notes to Financial Statements.

PGIM High Yield Fund	49

Statement of Operations (unaudited)

Six Months Ended February 28, 2019

Net Investment Income (Loss)
Income
Interest income	$248,960,451
Affiliated dividend income	4,069,848
Income from securities lending, net (including affiliated income of $1,380,745)	3,977,801
Unaffiliated dividend income (net of $2,078 foreign withholding tax)	81,104

Total income	257,089,204

Expenses
Management fee	14,477,038
Distribution fee(a)	3,414,777
Shareholder servicing fees(a)	3,777
Transfer agent’s fees and expenses (including affiliated expense of $460,906)(a)	3,449,689
Custodian and accounting fees	274,178
Shareholders’ reports	219,308
Registration fees(a)	176,567
SEC registration fees	67,959
Directors’ fees	62,822
Legal fees and expenses	27,256
Audit fee	20,741
Miscellaneous	55,529

Total expenses	22,249,641
Less: Fee waiver and/or expense reimbursement(a)	(12,256)
Distribution fee waiver(a)	(87,625)

Net expenses	22,149,760

Net investment income (loss)	234,939,444

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(20,864))	197,068
Futures transactions	4,277,279
Forward currency contract transactions	35,660
Foreign currency transactions	(108,483)

4,401,524

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $388,760)	(85,861,208)
Futures	(1,201,447)
Forward currency contracts	96,188
Foreign currencies	(5,733)

(86,972,200)

Net gain (loss) on investment and foreign currency transactions	(82,570,676)

Net Increase (Decrease) In Net Assets Resulting From Operations	$152,368,768

See Notes to Financial Statements.

50

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	1,549,910	410,485	1,184,949	262,875	—	6,558	—	—
Shareholder servicing fees	—	—	—	—	—	2,624	1,153	—
Transfer agent’s fees and expenses	875,943	60,108	103,312	59,949	2,337,629	1,054	1,140	10,554
Registration fees	19,741	8,611	11,184	8,808	79,064	8,004	8,004	33,151
Fee waiver and/or expense reimbursement	—	—	—	—	—	(4,923)	(7,333)	—
Distribution fee waiver	—	—	—	(87,625)	—	—	—	—

See Notes to Financial Statements.

PGIM High Yield Fund	51

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2019	Year Ended August 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,939,444	$407,254,971
Net realized gain (loss) on investment and foreign currency transactions	4,401,524	(10,181,320)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(86,972,200)	(145,272,901)

Net increase (decrease) in net assets resulting from operations	152,368,768	251,800,750

Dividends and Distributions
Distributions from distributable earnings*
Class A	(38,002,801)	—
Class B	(3,083,051)	—
Class C	(6,429,150)	—
Class R	(2,043,290)	—
Class Z	(120,161,733)	—
Class R2	(158,954)	—
Class R4	(72,743)	—
Class R6	(70,264,379)	—

	(240,216,101)	—

Dividends from net investment income*
Class A		(77,758,149)
Class B		(7,643,669)
Class C		(13,311,231)
Class R		(3,975,941)
Class Z		(194,377,366)
Class R2		(39,555)
Class R4		(15,936)
Class R6		(117,518,238)

	*	(414,640,085)

See Notes to Financial Statements.

52

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
Fund share transactions (Net of share conversions)
Net proceeds from shares sold		$1,892,656,334	$3,066,560,066
Net asset value of shares issued in reinvestment of dividends and distributions		211,087,842	375,749,809
Cost of shares reacquired		(1,384,787,653)	(2,062,702,073)

Net increase (decrease) in net assets from Fund share transactions		718,956,523	1,379,607,802

Total increase (decrease)		631,109,190	1,216,768,467

Net Assets:
Beginning of period		7,523,474,216	6,306,705,749

End of period(a)		$8,154,583,406	$7,523,474,216

(a) Includes undistributed/(distributions in excess of) net investment income of:	$	*	$8,971,765

*	For the period ended February 28, 2019, the disclosures have been revised to reflect revisions to Regulation S-X adopted by the SEC in 2018 (refer to Note 9).

See Notes to Financial Statements.

PGIM High Yield Fund	53

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios, Inc. 15 (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified open-end management investment company. The Company consists of two funds: PGIM High Yield Fund and PGIM Short Duration High Yield Income Fund. These financial statements relate only to the PGIM High Yield Fund (the “Fund”).

The investment objective of the Fund is to maximize current income. As a secondary investment objective, the Fund seeks capital appreciation but only when consistent with the Fund’s primary objective of current income.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Company’s Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Company’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

54

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer

PGIM High Yield Fund	55

Notes to Financial Statements (unaudited) (continued)

markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

56

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (‘restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “Illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund

PGIM High Yield Fund	57

Notes to Financial Statements (unaudited) (continued)

enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Bank Loans: The Fund invests in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued

58

in the bank loan market. The Fund may acquire interests in loans directly (by way of assignment from the selling institution) or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Master Netting Arrangements: The Company, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a Subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Company, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a

PGIM High Yield Fund	59

Notes to Financial Statements (unaudited) (continued)

specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

Warrants and Rights: The Fund holds warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invests in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the

60

collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Company, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the Subadviser’s performance of such services. In addition, under the management agreement, PGIM Investments provides all of the

PGIM High Yield Fund	61

Notes to Financial Statements (unaudited) (continued)

administrative functions necessary for the organization, operation and management of the Fund. PGIM Investments administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. PGIM Investments is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.50% of the Fund’s average daily net assets up to $250 million, 0.475% of the next $500 million, 0.45% of the next $750 million, 0.425% of the next $500 million, 0.40% of the next $500 million, 0.375% of the next $500 million and 0.35% of the Fund’s average daily net assets in excess of $3 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the six months ended February 28, 2019.

The Manager has contractually agreed, through December 31, 2019, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual operating expenses to exceed 0.91% of average daily net assets for Class R2 shares, or 0.66% of average daily net assets for Class R4 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives similar expenses on any other share class. In addition, total annual fund operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the

62

same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Company, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class R2 shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25%, 0.75%, 1%, 0.75% and 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Class R2 shares, respectively. PIMS has contractually agreed through December 31, 2019 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to pay to Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the average daily net assets attributable to Class R2 and Class R4 shares. The shareholder service fee is accrued daily and paid monthly.

PIMS has advised the Fund that it received $846,245 in front-end sales charges resulting from sales of Class A shares during the reporting period ended February 28, 2019. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the reporting period ended February 28, 2019, it received $1,392, $23,154 and $6,056 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Company’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM High Yield Fund	63

Notes to Financial Statements (unaudited) (continued)

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the SEC, the Company’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. Any 17a-7 transactions for the reporting period are disclosed in the “Portfolio Securities” note, below.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2019, were $2,487,550,615 and $1,589,457,067, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2019, is presented as follows:

64

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$485,066,805	$1,207,629,978	$1,301,770,352	$—	$—	$390,926,431	390,926,431	$4,069,848
PGIM Institutional Money Market Fund*
1,484,028,566	1,385,816,374	1,092,904,114	388,760	(20,864)	1,777,308,722	1,776,775,690	1,380,745	**

$1,969,095,371	$2,593,446,352	$2,394,674,466	$388,760	$(20,864)	$2,168,235,153		$5,450,593

*	The Fund did not have any capital gain distributions during the reporting period.
**	This amount is included in “Income from securities lending, net” on the Statement of Operations.

For the reporting period ended February 28, 2019, no 17a-7 transactions were entered into by the Fund.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2019 were as follows:

Tax Basis	$10,057,215,137

Gross Unrealized Appreciation	135,109,300
Gross Unrealized Depreciation	(263,581,630)

Net Unrealized Depreciation	$(128,472,330)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after September 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. For the year ended August 31, 2018, approximately $49,857,000 of its capital loss carryforward was written off unused due to expiration. As of August 31, 2018, the Fund has a capital loss carryforward of approximately $63,716,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal

PGIM High Yield Fund	65

Notes to Financial Statements (unaudited) (continued)

Revenue Service and state departments of revenue.

6. Capital and Ownership

The Fund offers Class A, Class B, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

The Company is authorized to issue 6 billion shares of common stock, with a par value of $0.01 per share. Of the Company’s authorized capital stock, 4.815 billion authorized shares have been allocated to the Fund and divided into nine classes, designated Class A, Class B, Class C, Class R, Class Z, Class T, Class R2, Class R4 and Class R6 common stock, each of which consists of 665 million, 50 million, 200 million, 150 million, 2.250 billion, 300 million, 100 million, 100 million and 1 billion authorized shares, respectively. The Fund currently does not have any Class T shares outstanding.

As of February 28, 2019, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned 1,941 Class R2 shares, 1,947 Class R4 shares and 273,315 Class R6 shares of the Fund. At reporting period end, three shareholders of record, each holding greater than 5% of the Fund, held 41% of the Fund’s outstanding shares.

66

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended February 28, 2019:
Shares sold	24,872,455	$132,199,146
Shares issued in reinvestment of dividends and distributions	5,979,067	31,674,969
Shares reacquired	(36,226,987)	(192,191,629)

Net increase (decrease) in shares outstanding before conversion	(5,375,465)	(28,317,514)
Shares issued upon conversion from other share class(es)	2,354,532	12,571,140
Shares reacquired upon conversion into other share class(es)	(815,729)	(4,345,001)

Net increase (decrease) in shares outstanding	(3,836,662)	$(20,091,375)

Year ended August 31, 2018:
Shares sold	41,452,856	$227,190,349
Shares issued in reinvestment of dividends and distributions	12,026,313	65,810,112
Shares reacquired	(63,962,439)	(350,444,095)

Net increase (decrease) in shares outstanding before conversion	(10,483,270)	(57,443,634)
Shares issued upon conversion from other share class(es)	5,019,853	27,483,371
Shares reacquired upon conversion into other share class(es)	(4,359,054)	(23,861,398)

Net increase (decrease) in shares outstanding	(9,822,471)	$(53,821,661)

Class B
Six months ended February 28, 2019:
Shares sold	48,168	$254,326
Shares issued in reinvestment of dividends and distributions	498,626	2,637,356
Shares reacquired	(1,691,795)	(8,965,366)

Net increase (decrease) in shares outstanding before conversion	(1,145,001)	(6,073,684)
Shares reacquired upon conversion into other share class(es)	(2,124,391)	(11,329,418)

Net increase (decrease) in shares outstanding	(3,269,392)	$(17,403,102)

Year ended August 31, 2018:
Shares sold	266,008	$1,470,659
Shares issued in reinvestment of dividends and distributions	1,175,286	6,425,312
Shares reacquired	(3,679,116)	(20,102,326)

Net increase (decrease) in shares outstanding before conversion	(2,237,822)	(12,206,355)
Shares reacquired upon conversion into other share class(es)	(4,381,449)	(23,996,383)

Net increase (decrease) in shares outstanding	(6,619,271)	$(36,202,738)

Class C
Six months ended February 28, 2019:
Shares sold	3,127,543	$16,564,407
Shares issued in reinvestment of dividends and distributions	1,106,626	5,851,026
Shares reacquired	(5,187,892)	(27,410,234)

Net increase (decrease) in shares outstanding before conversion	(953,723)	(4,994,801)
Shares reacquired upon conversion into other share class(es)	(597,325)	(3,178,475)

Net increase (decrease) in shares outstanding	(1,551,048)	$(8,173,276)

Year ended August 31, 2018:
Shares sold	6,963,702	$38,156,539
Shares issued in reinvestment of dividends and distributions	2,184,739	11,936,819
Shares reacquired	(9,644,357)	(52,719,957)

Net increase (decrease) in shares outstanding before conversion	(495,916)	(2,626,599)
Shares reacquired upon conversion into other share class(es)	(1,468,942)	(8,038,162)

Net increase (decrease) in shares outstanding	(1,964,858)	$(10,664,761)

PGIM High Yield Fund	67

Notes to Financial Statements (unaudited) (continued)

Class R	Shares	Amount
Six months ended February 28, 2019:
Shares sold	1,614,903	$8,573,135
Shares issued in reinvestment of dividends and distributions	379,392	2,009,481
Shares reacquired	(2,029,026)	(10,693,961)

Net increase (decrease) in shares outstanding	(34,731)	$(111,345)

Year ended August 31, 2018:
Shares sold	6,214,810	$33,933,000
Shares issued in reinvestment of dividends and distributions	732,744	4,004,529
Shares reacquired	(5,314,039)	(28,996,499)

Net increase (decrease) in shares outstanding	1,633,515	$8,941,030

Class Z
Six months ended February 28, 2019:
Shares sold	235,848,684	$1,254,732,784
Shares issued in reinvestment of dividends and distributions	20,023,877	106,276,907
Shares reacquired	(162,067,324)	(857,058,028)

Net increase (decrease) in shares outstanding before conversion	93,805,237	503,951,663
Shares issued upon conversion from other share class(es)	1,434,698	7,646,279
Shares reacquired upon conversion into other share class(es)	(492,533)	(2,644,096)

Net increase (decrease) in shares outstanding	94,747,402	$508,953,846

Year ended August 31, 2018:
Shares sold	367,472,874	$2,017,011,323
Shares issued in reinvestment of dividends and distributions	32,895,573	180,215,326
Shares reacquired	(215,791,963)	(1,183,369,604)

Net increase (decrease) in shares outstanding before conversion	184,576,484	1,013,857,045
Shares issued upon conversion from other share class(es)	5,490,592	30,124,848
Shares reacquired upon conversion into other share class(es)	(38,031,206)	(210,930,963)

Net increase (decrease) in shares outstanding	152,035,870	$833,050,930

Class R2
Six months ended February 28, 2019:
Shares sold	625,797	$3,329,118
Shares issued in reinvestment of dividends and distributions	29,604	156,915
Shares reacquired	(368,465)	(1,962,502)

Net increase (decrease) in shares outstanding	286,936	$1,523,531

Period ended August 31, 2018*:
Shares sold	828,234	$4,461,622
Shares issued in reinvestment of dividends and distributions	7,654	41,571
Shares reacquired	(28,244)	(153,128)

Net increase (decrease) in shares outstanding	807,644	$4,350,065

68

Class R4	Shares	Amount
Six months ended February 28, 2019:
Shares sold	218,960	$1,155,624
Shares issued in reinvestment of dividends and distributions	12,782	67,821
Shares reacquired	(50,153)	(266,007)

Net increase (decrease) in shares outstanding	181,589	$957,438

Period ended August 31, 2018*:
Shares sold	358,100	$1,932,289
Shares issued in reinvestment of dividends and distributions	3,105	16,881
Shares reacquired	(408)	(2,219)

Net increase (decrease) in shares outstanding	360,797	$1,946,951

Class R6
Six months ended February 28, 2019:
Shares sold	89,868,615	$475,847,794
Shares issued in reinvestment of dividends and distributions	11,782,972	62,413,367
Shares reacquired	(54,049,918)	(286,239,926)

Net increase (decrease) in shares outstanding before conversion	47,601,669	252,021,235
Shares issued upon conversion from other share class(es)	412,928	2,213,856
Shares reacquired upon conversion into other share class(es)	(177,282)	(934,285)

Net increase (decrease) in shares outstanding	47,837,315	$253,300,806

Year ended August 31, 2018:
Shares sold	135,389,864	$742,404,285
Shares issued in reinvestment of dividends and distributions	19,628,032	107,299,259
Shares reacquired	(78,047,021)	(426,914,245)

Net increase (decrease) in shares outstanding before conversion	76,970,875	422,789,299
Shares issued upon conversion from other share class(es)	37,913,483	209,624,787
Shares reacquired upon conversion into other share class(es)	(74,508)	(406,100)

Net increase (decrease) in shares outstanding	114,809,850	$632,007,986

*	Commencement of offering was December 27, 2017.

7. Borrowings

The Company, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 4, 2018 through October 3, 2019. The Funds pay an annualized commitment fee of 0.15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Prior to October 4, 2018, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of 0.15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

PGIM High Yield Fund	69

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended February 28, 2019. The average daily balance for the 1 days that the Fund had loans outstanding during the period was approximately $5,304,000, borrowed at a weighted average interest rate of 3.63%. The maximum loan outstanding amount during the period was $5,304,000. At February 28, 2019, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in

70

which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the Subadviser.

Junk Bonds Risks: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the

PGIM High Yield Fund	71

Notes to Financial Statements (unaudited) (continued)

securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Risks of Investments in Bank Loans: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund’s scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X to update and simplify the disclosure requirements for registered investment companies by eliminating requirements that are redundant or duplicative of US GAAP requirements or other SEC disclosure requirements. The new amendments require the presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities and the total, rather than the components, of dividends from net investment income and distributions from net realized gains on the Statements of Changes in Net Assets. The amendments also removed the requirement for the parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets and certain tax adjustments that were reflected in the Notes to Financial Statements. The Manager has adopted the amendments and reflected them in the Fund’s financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has determined to early adopt aspects related to the removal and modification of certain fair value measurement disclosures under the ASU

72

effective immediately. At this time, the Manager is evaluating the implications of certain other provisions of the ASU related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.

PGIM High Yield Fund	73

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.44		$5.57	$5.45	$5.38	$5.80	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.31	0.33	0.32	0.33	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		(0.12)	0.13	0.08	(0.41)	0.22
Total from investment operations	0.09		0.19	0.46	0.40	(0.08)	0.55
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.32)	(0.34)	(0.33)	(0.34)	(0.35)
Net asset value, end of period	$5.37		$5.44	$5.57	$5.45	$5.38	$5.80
Total Return(b):	1.71%		3.60%	8.60%	7.96%	(1.39)%	10.11%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,259,283		$1,295,643	$1,382,192	$1,302,432	$1,218,179	$1,347,911
Average net assets (000)	$1,250,215		$1,328,272	$1,344,300	$1,180,916	$1,290,432	$1,355,610
Ratios to average net assets(c)(d)(e):
Expenses after waivers and/or expense reimbursement	0.80%	(f)	0.80%	0.81%	0.82%	0.83%	0.82%
Expenses before waivers and/or expense reimbursement	0.80%	(f)	0.80%	0.81%	0.82%	0.85%	0.87%
Net investment income (loss)	5.99%	(f)	5.75%	5.99%	6.18%	5.88%	5.78%
Portfolio turnover rate(g)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from 0.30% to 0.25% of the average daily net assets and the 0.05% contractual 12b-1 fee waiver was terminated.

(e)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

74

Class B Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.43		$5.56	$5.44	$5.37	$5.80	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.29	0.30	0.29	0.30	0.30
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.12)	0.13	0.09	(0.42)	0.23
Total from investment operations	0.08		0.17	0.43	0.38	(0.12)	0.53
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.30)	(0.31)	(0.31)	(0.31)	(0.33)
Net asset value, end of period	$5.36		$5.43	$5.56	$5.44	$5.37	$5.80
Total Return(b):	1.47%		3.10%	8.07%	7.43%	(2.06)%	9.57%

Ratios/Supplemental Data:
Net assets, end of period (000)	$105,003		$124,044	$163,904	$188,011	$215,462	$259,756
Average net assets (000)	$110,371		$142,113	$173,630	$191,578	$235,221	$239,412
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.28%	(e)	1.26%	1.30%	1.32%	1.33%	1.32%
Expenses before waivers and/or expense reimbursement	1.28%	(e)	1.26%	1.30%	1.32%	1.33%	1.32%
Net investment income (loss)	5.49%	(e)	5.27%	5.49%	5.67%	5.38%	5.27%
Portfolio turnover rate(f)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	75

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.43		$5.56	$5.44	$5.37	$5.80	$5.59
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.28	0.29	0.28	0.29	0.29
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		(0.13)	0.12	0.08	(0.42)	0.23
Total from investment operations	0.07		0.15	0.41	0.36	(0.13)	0.52
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.28)	(0.29)	(0.29)	(0.30)	(0.31)
Net asset value, end of period	$5.36		$5.43	$5.56	$5.44	$5.37	$5.80
Total Return(b):	1.36%		2.86%	7.80%	7.16%	(2.31)%	9.49%

Ratios/Supplemental Data:
Net assets, end of period (000)	$238,456		$249,818	$266,881	$250,106	$236,533	$270,142
Average net assets (000)	$238,957		$258,579	$260,724	$224,095	$254,515	$258,825
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.56%	1.57%	1.58%	1.57%
Expenses before waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.56%	1.57%	1.58%	1.57%
Net investment income (loss)	5.29%	(e)	5.04%	5.24%	5.42%	5.13%	5.03%
Portfolio turnover rate(f)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

76

Class R Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.43		$5.57	$5.45	$5.38	$5.80	$5.60
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.30	0.32	0.31	0.31	0.32
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.13)	0.12	0.08	(0.40)	0.22
Total from investment operations	0.09		0.17	0.44	0.39	(0.09)	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.32)	(0.32)	(0.33)	(0.34)
Net asset value, end of period	$5.37		$5.43	$5.57	$5.45	$5.38	$5.80
Total Return(b):	1.75%		3.10%	8.33%	7.70%	(1.63)%	9.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$70,781		$71,841	$64,518	$57,520	$51,716	$57,502
Average net assets (000)	$70,680		$71,368	$61,642	$50,921	$54,089	$55,379
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.10%	(e)	1.09%	1.06%	1.07%	1.08%	1.07%
Expenses before waivers and/or expense reimbursement	1.35%	(e)	1.34%	1.31%	1.32%	1.33%	1.32%
Net investment income (loss)	5.69%	(e)	5.46%	5.74%	5.93%	5.63%	5.53%
Portfolio turnover rate(f)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	77

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.45		$5.58	$5.46	$5.39	$5.82	$5.62
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.33	0.34	0.34	0.34	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		(0.12)	0.13	0.08	(0.41)	0.22
Total from investment operations	0.10		0.21	0.47	0.42	(0.07)	0.57
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.35)	(0.35)	(0.36)	(0.37)
Net asset value, end of period	$5.38		$5.45	$5.58	$5.46	$5.39	$5.82
Total Return(b):	1.85%		3.87%	8.89%	8.26%	(1.29)%	10.38%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,135,917		$3,670,684	$2,912,057	$2,661,635	$1,510,074	$1,336,453
Average net assets (000)	$3,781,562		$3,176,813	$2,808,766	$1,842,948	$1,394,662	$1,254,191
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.53%	(e)	0.55%	0.55%	0.57%	0.58%	0.57%
Expenses before waivers and/or expense reimbursement	0.53%	(e)	0.55%	0.55%	0.57%	0.58%	0.57%
Net investment income (loss)	6.27%	(e)	6.01%	6.25%	6.44%	6.13%	6.02%
Portfolio turnover rate(f)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

78

Class R2 Shares
	Six Months Ended February 28, 2019		December 27, 2017(a) through August 31, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.44		$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.07)
Total from investment operations	0.10		0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.22)
Net asset value, end of period	$5.38		$5.44
Total Return(c):	1.84%		2.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,884		$4,395
Average net assets (000)	$5,291		$967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.91%	(e)	0.91%	(e)
Expenses before waivers and/or expense reimbursement	1.10%	(e)	3.42%	(e)
Net investment income (loss)	5.92%	(e)	5.89%	(e)
Portfolio turnover rate(f)	22%		44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	79

Financial Highlights (unaudited) (continued)

Class R4 Shares
	Six Months Ended February 28, 2019		December 27, 2017(a) through August 31, 2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$5.44		$5.52
Income (loss) from investment operations:
Net investment income (loss)	0.16		0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.06)		(0.07)
Total from investment operations	0.10		0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.23)
Net asset value, end of period	$5.38		$5.44
Total Return(c):	1.97%		2.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,916		$1,963
Average net assets (000)	$2,325		$372
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.66%	(e)	0.66%	(e)
Expenses before waivers and/or expense reimbursement	1.30%	(e)	7.16%	(e)
Net investment income (loss)	6.17%	(e)	6.17%	(e)
Portfolio turnover rate(f)	22%		44%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

80

Class R6 Shares
	Six Months Ended February 28,		Year Ended August 31,
	2019		2018	2017	2016	2015	2014
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.44		$5.57	$5.46	$5.39	$5.81	$5.61
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.34	0.35	0.34	0.35	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.07)		(0.13)	0.12	0.08	(0.41)	0.23
Total from investment operations	0.10		0.21	0.47	0.42	(0.06)	0.58
Less Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.34)	(0.36)	(0.35)	(0.36)	(0.38)
Net asset value, end of period	$5.37		$5.44	$5.57	$5.46	$5.39	$5.81
Total Return(b):	1.91%		4.00%	8.82%	8.36%	(1.01)%	10.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,336,344		$2,105,086	$1,517,154	$327,725	$58,416	$14,336
Average net assets (000)	$2,167,770		$1,880,226	$988,188	$178,565	$44,388	$10,563
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	0.41%	(e)	0.42%	0.42%	0.45%	0.46%	0.46%
Expenses before waivers and/or expense reimbursement	0.41%	(e)	0.42%	0.42%	0.45%	0.46%	0.46%
Net investment income (loss)	6.40%	(e)	6.14%	6.35%	6.61%	6.27%	6.12%
Portfolio turnover rate(f)	22%		44%	40%	28%	48%	51%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM High Yield Fund	81

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Dino Capasso, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM High Yield Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at sec.gov. Beginning with reporting periods on or after March 31, 2019, Form N-PORT will replace Form N-Q. Form N-PORT will be filed with the Securities and Exchange Commission quarterly, and each Fund’s full portfolio holdings as of its first and third quarters of each fiscal year will be made publicly available 60 days after the end of each quarter. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM HIGH YIELD FUND

SHARE CLASS	A	B	C	R	Z	R2	R4	R6*
NASDAQ	PBHAX	PBHYX	PRHCX	JDYRX	PHYZX	PHYEX	PHYGX	PHYQX
CUSIP	74440Y108	74440Y207	74440Y306	74440Y603	74440Y801	74442J604	74442J703	74440Y884

* Formerly known as Class Q shares.

MF110E2

Item 2	–	Code of Ethics – Not required, as this is not an annual filing.

Item 3	–	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4	–	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	–	Exhibits

(a)	(1) Codeof Ethics – Not required, as this is not an annual filing.

(2) Certificationspursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Anywritten solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 15

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 12, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 12, 2019

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 12, 2019